Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
November 30, 2024
SBI-NPRT1-0125
1.9887290.106
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	100,000	102,616
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	30,725
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	53,779
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	30,000	30,086
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	85,490	85,099
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	100,000	100,464
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,477
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	102,270
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	98,356
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	15,000	14,712
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	74,000	74,037
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	200,116
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	100,000	99,932
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	49,015	48,810
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	58,966	59,242
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	100,000	99,949
TOTAL UNITED STATES		1,400,670
TOTAL ASSET-BACKED SECURITIES (Cost $1,416,819)		1,400,670

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Citizens Bank NA/Providence RI 2.25% 4/28/2025 (Cost $279,065)	279,000	275,987

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	42,962	42,426
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	101,759
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	87,647
BANK Series 2022-BNK41 Class A4, 3.7901% 4/15/2065 (b)	270,000	250,616
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	85,265
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	86,804
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	172,014
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	303,000	322,865
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	17,461
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	57,298
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	117,114
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	42,765
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	90,308
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	100,000	105,975
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	242,445
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	63,534
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	68,508
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	67,868
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	80,000	77,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	67,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	58,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	39,190
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	103,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	180,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	220,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	169,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	170,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	33,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	110,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	42,991
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	43,405
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	84,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	85,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	517,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	526,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	148,543
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	90,490
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	11,773	11,738
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	94,289
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	26,801
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	93,498
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	68,179
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	91,957
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	24,305
TOTAL UNITED STATES		5,204,626
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,655,799)		5,204,626

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
CANADA - 0.4%
Export Development Canada 4.125% 2/13/2029	210,000	209,662
Province of Alberta 1.3% 7/22/2030	306,000	259,158
Province of British Columbia 4.2% 7/6/2033	50,000	48,790
Province of British Columbia 4.8% 11/15/2028	150,000	152,568
Province of Manitoba 4.9% 5/31/2034	50,000	51,221
Province of Ontario 1.125% 10/7/2030	224,000	186,691
Province of Ontario 2.125% 1/21/2032	100,000	85,942
Province of Ontario 2.3% 6/15/2026	107,000	103,674
Province of Ontario 5.05% 4/24/2034	80,000	82,992
Province of Quebec 2.5% 4/20/2026	130,000	126,658
Province of Quebec 3.625% 4/13/2028	150,000	146,899
Province of Quebec 4.25% 9/5/2034	10,000	9,736
Province of Quebec 4.5% 9/8/2033	100,000	99,936
TOTAL CANADA		1,563,927
CHILE - 0.2%
Chilean Republic 2.55% 7/27/2033	400,000	332,200
Chilean Republic 3.24% 2/6/2028	230,000	219,420
Chilean Republic 4.95% 1/5/2036	200,000	196,500
TOTAL CHILE		748,120
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	33,975
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	541,328
Indonesia Government 2.85% 2/14/2030	400,000	362,750
Indonesia Government 3.35% 3/12/2071	50,000	32,875
TOTAL INDONESIA		936,953
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	370,000	352,660
Israel Government 3.375% 1/15/2050	100,000	67,331
Israel Government 5.375% 3/12/2029	300,000	303,268
TOTAL ISRAEL		723,259
ITALY - 0.1%
Italian Republic 2.875% 10/17/2029	385,000	351,571
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	200,000	193,729
MEXICO - 0.3%
United Mexican States 3.25% 4/16/2030	200,000	178,313
United Mexican States 3.5% 2/12/2034	317,000	260,733
United Mexican States 3.771% 5/24/2061	250,000	153,438
United Mexican States 4.5% 1/31/2050	700,000	523,250
United Mexican States 4.6% 2/10/2048	50,000	38,077
United Mexican States 4.75% 3/8/2044	100,000	80,094
United Mexican States 5.4% 2/9/2028	200,000	200,563
United Mexican States 5.55% 1/21/2045	45,000	40,701
United Mexican States 7.5% 4/8/2033	55,000	61,256
TOTAL MEXICO		1,536,425
PANAMA - 0.2%
Panamanian Republic 2.252% 9/29/2032	300,000	221,250
Panamanian Republic 3.16% 1/23/2030	400,000	345,600
Panamanian Republic 3.75% 3/16/2025	460,000	456,320
Panamanian Republic 6.4% 2/14/2035	80,000	76,960
TOTAL PANAMA		1,100,130
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	143,953
Peruvian Republic 2.78% 12/1/2060	195,000	112,491
Peruvian Republic 3.3% 3/11/2041	70,000	53,178
Peruvian Republic 3.55% 3/10/2051	55,000	39,462
Peruvian Republic 5.375% 2/8/2035	40,000	39,540
TOTAL PERU		388,624
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	167,844
Philippine Republic 2.65% 12/10/2045	200,000	132,750
Philippine Republic 2.95% 5/5/2045	220,000	154,825
Philippine Republic 5.17% 10/13/2027	300,000	302,400
Philippine Republic 6.375% 10/23/2034	100,000	110,000
TOTAL PHILIPPINES		867,819
POLAND - 0.1%
Republic of Poland 3.25% 4/6/2026	283,000	277,818
Republic of Poland 4.625% 3/18/2029	50,000	49,902
Republic of Poland 4.875% 10/4/2033	160,000	157,378
Republic of Poland 5.125% 9/18/2034	50,000	49,628
Republic of Poland 5.5% 3/18/2054	60,000	57,968
Republic of Poland 5.5% 4/4/2053	40,000	38,839
TOTAL POLAND		631,533
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,485
Uruguay Republic 4.375% 1/23/2031	278,116	271,945
Uruguay Republic 4.375% 10/27/2027	15,000	14,916
Uruguay Republic 4.975% 4/20/2055	63,000	58,452
TOTAL URUGUAY		362,798
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $10,317,892)		9,438,863

Non-Convertible Corporate Bonds - 27.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 5.2% 5/13/2025	320,000	320,763
Westpac Banking Corp 1.953% 11/20/2028	50,000	45,487
Westpac Banking Corp 2.668% 11/15/2035 (b)	80,000	69,055
Westpac Banking Corp 2.894% 2/4/2030 (b)	100,000	99,525
Westpac Banking Corp 3.35% 3/8/2027	115,000	112,552
Westpac Banking Corp 4.11% 7/24/2034 (b)	200,000	190,419
Westpac Banking Corp 5.535% 11/17/2028	80,000	83,185
		920,986
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	50,241
Rio Tinto Finance USA PLC 4.125% 8/21/2042	50,000	43,716
		93,957
TOTAL AUSTRALIA		1,014,943
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	42,000	40,644
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	42,248
CANADA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	45,000	37,237
Bell Canada 3.65% 8/15/2052	50,000	36,507
Bell Canada 5.1% 5/11/2033	50,000	49,520
Bell Canada 5.55% 2/15/2054	30,000	29,688
TELUS Corp 3.4% 5/13/2032	50,000	45,028
		197,980
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 3.8% 3/15/2032	50,000	45,886
Rogers Communications Inc 4.3% 2/15/2048	100,000	82,619
Rogers Communications Inc 4.55% 3/15/2052	90,000	76,304
		204,809
TOTAL COMMUNICATION SERVICES		402,789

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 3.4% 8/1/2051	80,000	57,077
Enbridge Inc 5.625% 4/5/2034	60,000	61,815
Enbridge Inc 5.95% 4/5/2054	45,000	47,031
Enbridge Inc 6.7% 11/15/2053	20,000	22,899
Enbridge Inc 8.5% 1/15/2084 (b)	20,000	22,273
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	20,000	19,846
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	20,000	19,996
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	20,000	20,259
TransCanada PipeLines Ltd 4.1% 4/15/2030	300,000	288,616
TransCanada PipeLines Ltd 4.625% 3/1/2034	50,000	47,845
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	46,443
		654,100
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (b)	50,000	42,212
Bank of Montreal 5.717% 9/25/2028	130,000	134,849
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	47,351
Bank of Nova Scotia/The 2.45% 2/2/2032	60,000	51,204
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	63,032
Bank of Nova Scotia/The 4.5% 12/16/2025	85,000	84,517
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	10,000	9,363
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,159
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,264
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	18,406
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	90,828
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	47,107
Royal Bank of Canada 2.3% 11/3/2031	55,000	47,020
Royal Bank of Canada 3.625% 5/4/2027	60,000	58,802
Royal Bank of Canada 3.875% 5/4/2032	30,000	28,171
Royal Bank of Canada 4.522% 10/18/2028 (b)	30,000	29,911
Royal Bank of Canada 4.65% 10/18/2030 (b)	50,000	49,774
Royal Bank of Canada 4.9% 1/12/2028	220,000	221,796
Royal Bank of Canada 5.15% 2/1/2034	40,000	40,346
Toronto-Dominion Bank/The 3.2% 3/10/2032	95,000	85,063
Toronto-Dominion Bank/The 3.625% 9/15/2031 (b)	75,000	72,969
Toronto-Dominion Bank/The 5.156% 1/10/2028	30,000	30,412
Toronto-Dominion Bank/The 5.264% 12/11/2026	100,000	101,296
Toronto-Dominion Bank/The 5.523% 7/17/2028	120,000	123,226
		1,569,078
Capital Markets - 0.0%
CI Financial Corp 3.2% 12/17/2030	55,000	48,122
Insurance - 0.0%
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	52,201
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	10,000	10,370
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	30,000	31,963
Manulife Financial Corp 5.375% 3/4/2046	30,000	30,401
		124,935
TOTAL FINANCIALS		1,742,135

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	24,796
Canadian National Railway Co 2.75% 3/1/2026	141,000	137,871
Canadian National Railway Co 6.125% 11/1/2053	40,000	45,579
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	122,860
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	113,099
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	37,584
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	55,718
		537,507
Professional Services - 0.0%
Thomson Reuters Corp 3.35% 5/15/2026	90,000	88,304
Thomson Reuters Corp 5.5% 8/15/2035	20,000	20,521
		108,825
TOTAL INDUSTRIALS		646,332

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	79,332
Nutrien Ltd 4.2% 4/1/2029	6,000	5,886
Nutrien Ltd 5% 4/1/2049	11,000	10,241
Nutrien Ltd 5.4% 6/21/2034	50,000	50,937
		146,396
TOTAL CANADA		3,591,752
CHINA - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 4.125% 6/30/2025	200,000	198,666
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	171,552
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	274,202
		445,754
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	85,682
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	122,061
		207,743
TOTAL CHINA		852,163
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	60,527
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	63,380
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	85,000	84,267
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	150,000	142,338
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	148,165
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	150,000	158,440
		533,210
Financial Services - 0.2%
KfW 0% 4/18/2036 (d)	125,000	75,985
KfW 3.75% 2/15/2028	510,000	502,784
KfW 4.125% 7/15/2033	50,000	49,622
KfW 4.75% 10/29/2030	130,000	133,830
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	219,240
		981,461
TOTAL FINANCIALS		1,514,671

TOTAL GERMANY		1,578,051
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	143,388
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	130,411
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	302,693

TOTAL IRELAND		576,492
JAPAN - 1.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 5.123% 7/13/2033	50,000	51,940
Financials - 1.0%
Banks - 0.9%
Japan Bank for International Cooperation 1.25% 1/21/2031	262,000	218,078
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	200,000	189,946
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	181,826
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	230,000	218,811
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	174,401
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (b)	420,000	417,991
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	73,000	68,655
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	300,000	285,138
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	400,000	394,757
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	420,000	433,392
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	450,000	441,472
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	64,000	54,797
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	257,060
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	120,000	116,422
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	430,000	433,274
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	256,137
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	122,850
		4,265,007
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	204,019
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,581
		411,600
TOTAL JAPAN		4,728,547
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 5.125% 9/18/2028	220,000	225,007
Korea Development Bank/The 4.125% 10/16/2027	300,000	298,259

TOTAL KOREA (SOUTH)		523,266
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	68,630
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,442

TOTAL LUXEMBOURG		110,072
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 6.625% 1/15/2040	60,000	57,418
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	361,594
TOTAL MEXICO		419,012
MULTI-NATIONAL - 1.3%
Financials - 1.3%
Banks - 0.9%
African Development Bank 0.875% 7/22/2026	80,000	75,675
Asian Development Bank 0.5% 2/4/2026	200,000	191,269
Asian Development Bank 2.5% 11/2/2027	726,000	693,193
Asian Development Bank 4.375% 3/6/2029	630,000	635,463
Corp Andina de Fomento 1.625% 9/23/2025	193,000	187,965
Corp Andina de Fomento 4.125% 1/7/2028	28,000	27,707
European Investment Bank 1.25% 2/14/2031	83,000	69,730
European Investment Bank 1.75% 3/15/2029	560,000	508,535
European Investment Bank 3.625% 7/15/2030	960,000	932,664
Inter-American Development Bank 0.625% 7/15/2025	125,000	121,864
Inter-American Development Bank 1.125% 1/13/2031	170,000	141,891
Inter-American Development Bank 1.75% 3/14/2025	66,000	65,463
Inter-American Development Bank 2.25% 6/18/2029	30,000	27,678
Inter-American Development Bank 3.125% 9/18/2028	430,000	414,435
Inter-American Development Bank 3.2% 8/7/2042	123,000	102,112
		4,195,644
Financial Services - 0.4%
International Bank for Reconstruction & Development 0.375% 7/28/2025	130,000	126,571
International Bank for Reconstruction & Development 0.5% 10/28/2025	145,000	140,017
International Bank for Reconstruction & Development 0.75% 8/26/2030	70,000	57,717
International Bank for Reconstruction & Development 0.875% 5/14/2030	67,000	56,240
International Bank for Reconstruction & Development 1.25% 2/10/2031	100,000	83,938
International Bank for Reconstruction & Development 1.625% 1/15/2025	63,000	62,775
International Bank for Reconstruction & Development 2.5% 11/22/2027	200,000	191,454
International Bank for Reconstruction & Development 3.625% 9/21/2029	570,000	557,462
International Bank for Reconstruction & Development 4% 1/10/2031	70,000	69,181
International Bank for Reconstruction & Development 4% 7/25/2030	350,000	346,413
International Bank for Reconstruction & Development 4.75% 11/14/2033	260,000	269,373
International Bank for Reconstruction & Development 4.75% 2/15/2035	90,000	93,157
International Finance Corp 0.75% 8/27/2030	40,000	33,024
		2,087,322
TOTAL MULTI-NATIONAL		6,282,966
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	55,045
ING Groep NV 3.95% 3/29/2027	260,000	255,478
ING Groep NV 4.017% 3/28/2028 (b)	350,000	343,379

TOTAL NETHERLANDS		653,902
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	148,124
Telefonica Emisiones SA 7.045% 6/20/2036	166,000	187,476
		335,600
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (b)	200,000	188,733
Banco Santander SA 1.849% 3/25/2026	400,000	384,530
Banco Santander SA 5.179% 11/19/2025	200,000	200,054
Banco Santander SA 5.538% 3/14/2030 (b)	200,000	203,207
Banco Santander SA 6.921% 8/8/2033	200,000	215,299
		1,191,823
TOTAL SPAIN		1,527,423
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	207,724
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	80,000	90,621
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	293,197
		383,818
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	43,328
TOTAL SWITZERLAND		427,146
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	67,667
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	25,000	25,021
Vodafone Group PLC 5% 5/30/2038	93,000	90,455
Vodafone Group PLC 5.125% 6/19/2059	60,000	54,426
Vodafone Group PLC 5.25% 5/30/2048	20,000	19,317
Vodafone Group PLC 5.625% 2/10/2053	30,000	29,782
Vodafone Group PLC 5.75% 6/28/2054	40,000	40,148
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,428
		278,577
Consumer Staples - 0.0%
Food Products - 0.0%
Unilever Capital Corp 1.75% 8/12/2031	135,000	113,370
Unilever Capital Corp 5.9% 11/15/2032	80,000	86,743
		200,113
Financials - 1.2%
Banks - 1.2%
Barclays PLC 2.852% 5/7/2026 (b)	480,000	475,409
Barclays PLC 2.894% 11/24/2032 (b)	260,000	223,394
Barclays PLC 3.33% 11/24/2042 (b)	200,000	151,160
Barclays PLC 4.836% 5/9/2028	215,000	212,769
Barclays PLC 5.829% 5/9/2027 (b)	400,000	404,561
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	293,577
HSBC Holdings PLC 4.041% 3/13/2028 (b)	211,000	206,982
HSBC Holdings PLC 4.292% 9/12/2026 (b)	850,000	845,847
HSBC Holdings PLC 4.755% 6/9/2028 (b)	200,000	199,125
HSBC Holdings PLC 5.597% 5/17/2028 (b)	200,000	202,868
HSBC Holdings PLC 6.1% 1/14/2042	70,000	77,453
HSBC Holdings PLC 6.161% 3/9/2029 (b)	200,000	207,131
HSBC Holdings PLC 6.5% 5/2/2036	120,000	126,795
HSBC Holdings PLC 6.8% 6/1/2038	100,000	108,899
HSBC Holdings PLC 7.625% 5/17/2032	110,000	122,926
Lloyds Banking Group PLC 4.45% 5/8/2025	200,000	199,604
Lloyds Banking Group PLC 4.65% 3/24/2026	221,000	219,722
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	200,960
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	200,000	205,448
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	200,000	205,408
NatWest Group PLC 5.583% 3/1/2028 (b)	300,000	304,489
NatWest Group PLC 5.847% 3/2/2027 (b)	400,000	404,319
		5,598,846
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	90,000	85,881
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	78,169
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	151,563
Astrazeneca PLC 4.375% 8/17/2048	66,000	58,928
Astrazeneca PLC 6.45% 9/15/2037	40,000	45,152
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	91,753
		511,446
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,387
National Grid PLC 5.602% 6/12/2028	50,000	51,364
		71,751
TOTAL UNITED KINGDOM		6,728,400
UNITED STATES - 22.0%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	650,000	593,345
AT&T Inc 1.7% 3/25/2026	130,000	125,101
AT&T Inc 2.75% 6/1/2031	150,000	133,086
AT&T Inc 3.5% 6/1/2041	50,000	39,994
AT&T Inc 3.5% 9/15/2053	321,000	229,381
AT&T Inc 3.55% 9/15/2055	334,000	237,352
AT&T Inc 3.65% 9/15/2059	125,000	88,425
AT&T Inc 3.85% 6/1/2060	165,000	121,019
AT&T Inc 4.3% 2/15/2030	240,000	235,223
AT&T Inc 4.65% 6/1/2044	20,000	17,857
AT&T Inc 5.15% 3/15/2042	60,000	57,886
Verizon Communications Inc 1.5% 9/18/2030	400,000	335,641
Verizon Communications Inc 2.355% 3/15/2032	201,000	169,613
Verizon Communications Inc 2.65% 11/20/2040	70,000	49,923
Verizon Communications Inc 2.85% 9/3/2041	170,000	123,052
Verizon Communications Inc 2.987% 10/30/2056	123,000	77,837
Verizon Communications Inc 3% 11/20/2060	100,000	61,969
Verizon Communications Inc 3.55% 3/22/2051	140,000	104,057
Verizon Communications Inc 3.7% 3/22/2061	50,000	36,302
Verizon Communications Inc 3.875% 2/8/2029	120,000	116,809
Verizon Communications Inc 4% 3/22/2050	38,000	30,571
Verizon Communications Inc 4.016% 12/3/2029	370,000	359,036
Verizon Communications Inc 4.75% 11/1/2041	189,000	176,762
		3,520,241
Entertainment - 0.2%
Netflix Inc 4.875% 4/15/2028	130,000	131,325
Netflix Inc 4.9% 8/15/2034	40,000	40,254
Netflix Inc 5.4% 8/15/2054	10,000	10,227
Walt Disney Co/The 2% 9/1/2029	50,000	44,751
Walt Disney Co/The 2.65% 1/13/2031	50,000	44,850
Walt Disney Co/The 3.6% 1/13/2051	20,000	15,476
Walt Disney Co/The 3.8% 3/22/2030	80,000	77,549
Walt Disney Co/The 4.7% 3/23/2050	20,000	18,643
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,805
Walt Disney Co/The 6.2% 12/15/2034	225,000	250,954
Walt Disney Co/The 6.4% 12/15/2035	40,000	45,074
Walt Disney Co/The 6.65% 11/15/2037	20,000	22,992
		833,900
Interactive Media & Services - 0.0%
Alphabet Inc 0.45% 8/15/2025	50,000	48,616
Alphabet Inc 1.1% 8/15/2030	60,000	50,454
Alphabet Inc 1.9% 8/15/2040	60,000	41,012
Alphabet Inc 2.05% 8/15/2050	95,000	56,444
		196,526
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	205,814
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	80,000	57,405
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	149,687
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	260,621
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	146,171
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	52,707
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	30,500
Comcast Corp 1.5% 2/15/2031	300,000	248,298
Comcast Corp 1.95% 1/15/2031	180,000	152,984
Comcast Corp 2.35% 1/15/2027	85,000	81,326
Comcast Corp 2.45% 8/15/2052	100,000	58,326
Comcast Corp 2.65% 2/1/2030	400,000	362,525
Comcast Corp 2.65% 8/15/2062	20,000	11,316
Comcast Corp 2.937% 11/1/2056	190,000	119,237
Comcast Corp 2.987% 11/1/2063	95,000	57,646
Comcast Corp 3.25% 11/1/2039	40,000	31,540
Comcast Corp 3.4% 4/1/2030	30,000	28,201
Comcast Corp 3.45% 2/1/2050	100,000	72,733
Comcast Corp 3.75% 4/1/2040	10,000	8,384
Comcast Corp 4.55% 1/15/2029	120,000	120,126
Comcast Corp 4.65% 7/15/2042	50,000	46,142
Comcast Corp 4.95% 10/15/2058	50,000	46,313
Comcast Corp 5.1% 6/1/2029	70,000	71,470
Comcast Corp 5.35% 5/15/2053	80,000	78,744
Comcast Corp 5.5% 5/15/2064	50,000	49,796
Discovery Communications LLC 3.625% 5/15/2030	69,000	62,406
Discovery Communications LLC 5% 9/20/2037	130,000	114,105
Discovery Communications LLC 5.3% 5/15/2049	20,000	16,086
Fox Corp 4.709% 1/25/2029	280,000	279,950
Paramount Global 4.2% 5/19/2032	60,000	53,990
Paramount Global 4.95% 1/15/2031	100,000	95,200
Paramount Global 4.95% 5/19/2050	100,000	80,151
Paramount Global 7.875% 7/30/2030	20,000	22,017
Time Warner Cable LLC 5.875% 11/15/2040	30,000	27,698
Time Warner Cable LLC 6.55% 5/1/2037	50,000	49,681
Time Warner Cable LLC 7.3% 7/1/2038	95,000	100,078
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	41,094
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	48,114
Warnermedia Holdings Inc 3.755% 3/15/2027	50,000	48,425
Warnermedia Holdings Inc 4.279% 3/15/2032	73,000	65,873
Warnermedia Holdings Inc 5.141% 3/15/2052	68,000	54,662
Warnermedia Holdings Inc 5.391% 3/15/2062	195,000	155,459
		3,863,001
Wireless Telecommunication Services - 0.4%
Sprint LLC 7.625% 3/1/2026	270,000	276,885
T-Mobile USA Inc 2.7% 3/15/2032	50,000	43,185
T-Mobile USA Inc 3% 2/15/2041	70,000	52,239
T-Mobile USA Inc 3.5% 4/15/2025	530,000	527,205
T-Mobile USA Inc 3.5% 4/15/2031	90,000	83,028
T-Mobile USA Inc 3.6% 11/15/2060	175,000	123,044
T-Mobile USA Inc 3.875% 4/15/2030	230,000	219,749
T-Mobile USA Inc 4.5% 4/15/2050	62,000	53,607
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,698
T-Mobile USA Inc 5.05% 7/15/2033	100,000	100,302
T-Mobile USA Inc 5.2% 1/15/2033	130,000	131,518
T-Mobile USA Inc 5.25% 6/15/2055	10,000	9,626
T-Mobile USA Inc 5.65% 1/15/2053	65,000	66,312
T-Mobile USA Inc 5.8% 9/15/2062	50,000	51,581
		1,747,979
TOTAL COMMUNICATION SERVICES		10,161,647

Consumer Discretionary - 1.7%
Automobile Components - 0.0%
Lear Corp 2.6% 1/15/2032	30,000	25,320
Lear Corp 3.5% 5/30/2030	50,000	46,127
		71,447
Automobiles - 0.6%
American Honda Finance Corp 1.2% 7/8/2025	360,000	352,632
American Honda Finance Corp 4.85% 10/23/2031	60,000	59,837
American Honda Finance Corp 5.125% 7/7/2028	40,000	40,731
American Honda Finance Corp 5.65% 11/15/2028	160,000	166,016
Ford Motor Co 3.25% 2/12/2032	195,000	166,328
Ford Motor Co 5.291% 12/8/2046	60,000	54,264
Ford Motor Co 6.1% 8/19/2032	130,000	132,633
Ford Motor Co 9.625% 4/22/2030	110,000	128,827
General Motors Co 5% 4/1/2035	30,000	28,962
General Motors Co 5.2% 4/1/2045	200,000	182,740
General Motors Co 5.6% 10/15/2032	50,000	51,543
General Motors Co 5.95% 4/1/2049	80,000	79,952
General Motors Financial Co Inc 1.25% 1/8/2026	555,000	533,684
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	73,920
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	137,255
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	81,978
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	30,840
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	72,530
		2,374,672
Broadline Retail - 0.4%
Amazon.com Inc 1% 5/12/2026	193,000	184,091
Amazon.com Inc 1.2% 6/3/2027	330,000	306,055
Amazon.com Inc 2.1% 5/12/2031	193,000	166,607
Amazon.com Inc 2.875% 5/12/2041	185,000	141,657
Amazon.com Inc 3.1% 5/12/2051	193,000	137,242
Amazon.com Inc 3.15% 8/22/2027	240,000	232,949
Amazon.com Inc 3.6% 4/13/2032	200,000	188,018
Amazon.com Inc 3.95% 4/13/2052	50,000	41,668
Amazon.com Inc 4.1% 4/13/2062	25,000	20,752
Amazon.com Inc 4.25% 8/22/2057	50,000	43,438
Amazon.com Inc 4.55% 12/1/2027	230,000	231,669
eBay Inc 1.4% 5/10/2026	118,000	112,617
eBay Inc 2.7% 3/11/2030	50,000	45,158
eBay Inc 4% 7/15/2042	30,000	24,726
		1,876,647
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	63,516
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	62,000	54,665
Hotels, Restaurants & Leisure - 0.3%
Marriott International Inc/MD 2.85% 4/15/2031	60,000	53,308
Marriott International Inc/MD 3.5% 10/15/2032	80,000	71,897
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,194
Marriott International Inc/MD 5.35% 3/15/2035	40,000	40,332
McDonald's Corp 2.625% 9/1/2029	90,000	82,817
McDonald's Corp 3.3% 7/1/2025	11,000	10,909
McDonald's Corp 3.5% 7/1/2027	20,000	19,517
McDonald's Corp 3.6% 7/1/2030	165,000	156,580
McDonald's Corp 3.625% 5/1/2043	70,000	55,962
McDonald's Corp 3.625% 9/1/2049	50,000	37,979
McDonald's Corp 3.7% 1/30/2026	155,000	153,627
McDonald's Corp 4.2% 4/1/2050	18,000	15,005
McDonald's Corp 4.45% 9/1/2048	64,000	55,977
McDonald's Corp 4.7% 12/9/2035	20,000	19,583
McDonald's Corp 6.3% 3/1/2038	60,000	66,456
Starbucks Corp 2% 3/12/2027	170,000	160,888
Starbucks Corp 2.55% 11/15/2030	100,000	88,776
Starbucks Corp 3.35% 3/12/2050	40,000	28,301
Starbucks Corp 3.8% 8/15/2025	50,000	49,684
Starbucks Corp 4.3% 6/15/2045	20,000	16,901
Starbucks Corp 4.5% 11/15/2048	32,000	27,954
		1,242,647
Household Durables - 0.0%
DR Horton Inc 5% 10/15/2034	30,000	29,591
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	39,324
Whirlpool Corp 5.5% 3/1/2033	50,000	49,834
Whirlpool Corp 5.75% 3/1/2034	20,000	19,902
		138,651
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	37,493
Hasbro Inc 3.9% 11/19/2029	75,000	71,254
Hasbro Inc 6.05% 5/14/2034	20,000	20,583
		129,330
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	50,000	49,067
AutoZone Inc 3.75% 6/1/2027	50,000	48,983
AutoZone Inc 4.5% 2/1/2028	55,000	54,794
AutoZone Inc 4.75% 8/1/2032	30,000	29,571
AutoZone Inc 5.1% 7/15/2029	10,000	10,148
AutoZone Inc 5.4% 7/15/2034	10,000	10,141
AutoZone Inc 6.55% 11/1/2033	40,000	43,829
Home Depot Inc/The 2.375% 3/15/2051	113,000	67,797
Home Depot Inc/The 2.95% 6/15/2029	280,000	262,211
Home Depot Inc/The 3.3% 4/15/2040	200,000	161,847
Home Depot Inc/The 4.2% 4/1/2043	50,000	44,012
Home Depot Inc/The 4.5% 12/6/2048	70,000	62,968
Home Depot Inc/The 4.5% 9/15/2032	50,000	49,650
Home Depot Inc/The 4.95% 6/25/2034	100,000	100,985
Home Depot Inc/The 4.95% 9/30/2026	210,000	211,981
Home Depot Inc/The 5.3% 6/25/2054	30,000	30,309
Home Depot Inc/The 5.4% 9/15/2040	60,000	61,706
Home Depot Inc/The 5.875% 12/16/2036	40,000	43,353
Lowe's Cos Inc 1.7% 10/15/2030	100,000	84,614
Lowe's Cos Inc 2.625% 4/1/2031	50,000	44,101
Lowe's Cos Inc 2.8% 9/15/2041	90,000	64,336
Lowe's Cos Inc 3% 10/15/2050	60,000	39,416
Lowe's Cos Inc 3.1% 5/3/2027	34,000	32,850
Lowe's Cos Inc 4.05% 5/3/2047	62,000	50,317
Lowe's Cos Inc 4.45% 4/1/2062	50,000	41,223
Lowe's Cos Inc 4.5% 4/15/2030	50,000	49,515
Lowe's Cos Inc 5% 4/15/2033	75,000	75,450
Lowe's Cos Inc 5.125% 4/15/2050	20,000	18,898
Lowe's Cos Inc 5.75% 7/1/2053	20,000	20,734
Lowe's Cos Inc 5.8% 9/15/2062	20,000	20,436
Lowe's Cos Inc 5.85% 4/1/2063	10,000	10,285
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	58,378
TJX Cos Inc/The 1.6% 5/15/2031	125,000	103,993
		2,057,898
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	73,737
NIKE Inc 3.25% 3/27/2040	55,000	44,155
NIKE Inc 3.375% 3/27/2050	20,000	14,876
		132,768
TOTAL CONSUMER DISCRETIONARY		8,142,241

Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	18,685
Coca-Cola Co/The 1.65% 6/1/2030	10,000	8,635
Coca-Cola Co/The 2.25% 1/5/2032	205,000	177,556
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,306
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,441
Coca-Cola Co/The 2.75% 6/1/2060	70,000	43,810
Coca-Cola Co/The 3.45% 3/25/2030	60,000	57,458
Coca-Cola Co/The 4.2% 3/25/2050	50,000	43,859
Coca-Cola Co/The 5% 5/13/2034	70,000	71,668
Coca-Cola Co/The 5.2% 1/14/2055	60,000	60,249
Coca-Cola Co/The 5.4% 5/13/2064	20,000	20,377
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	69,865
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	109,791
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	19,017
PepsiCo Inc 1.4% 2/25/2031	200,000	166,232
PepsiCo Inc 1.625% 5/1/2030	83,000	71,587
PepsiCo Inc 2.375% 10/6/2026	220,000	212,368
PepsiCo Inc 2.75% 10/21/2051	20,000	13,130
PepsiCo Inc 3% 10/15/2027	320,000	309,164
PepsiCo Inc 3.5% 3/19/2040	120,000	100,175
PepsiCo Inc 3.6% 8/13/2042	105,000	86,265
		1,673,638
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	343,934
Dollar General Corp 5% 11/1/2032	60,000	58,327
Dollar General Corp 5.2% 7/5/2028	100,000	100,751
Dollar General Corp 5.45% 7/5/2033	10,000	9,989
Dollar Tree Inc 4.2% 5/15/2028	50,000	48,874
Kroger Co/The 1.7% 1/15/2031	100,000	83,752
Kroger Co/The 4.65% 1/15/2048	30,000	26,511
Kroger Co/The 4.65% 9/15/2029	90,000	90,224
Kroger Co/The 4.9% 9/15/2031	20,000	20,099
Kroger Co/The 5% 4/15/2042	50,000	47,290
Kroger Co/The 5% 9/15/2034	20,000	19,881
Kroger Co/The 5.4% 1/15/2049	10,000	9,935
Kroger Co/The 5.5% 9/15/2054	30,000	29,739
Kroger Co/The 5.65% 9/15/2064	60,000	59,141
Sysco Corp 2.4% 2/15/2030	70,000	62,340
Sysco Corp 3.15% 12/14/2051	10,000	6,795
Sysco Corp 3.3% 2/15/2050	50,000	35,646
Sysco Corp 4.5% 4/1/2046	50,000	43,231
Sysco Corp 5.95% 4/1/2030	53,000	55,776
Target Corp 2.95% 1/15/2052	75,000	50,414
Target Corp 3.9% 11/15/2047	45,000	36,847
Target Corp 4% 7/1/2042	50,000	43,554
Walmart Inc 1.05% 9/17/2026	130,000	122,759
Walmart Inc 2.5% 9/22/2041	205,000	147,916
Walmart Inc 3.9% 4/15/2028	50,000	49,495
Walmart Inc 4.05% 6/29/2048	150,000	129,950
Walmart Inc 4.1% 4/15/2033	50,000	48,727
Walmart Inc 4.5% 4/15/2053	20,000	18,454
		1,800,351
Food Products - 0.3%
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	64,435
Bunge Ltd Fin Corp 1.63% 8/17/2025	140,000	136,880
Bunge Ltd Fin Corp 4.2% 9/17/2029	20,000	19,611
Bunge Ltd Fin Corp 4.65% 9/17/2034	20,000	19,369
Conagra Brands Inc 4.85% 11/1/2028	75,000	75,141
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,715
Conagra Brands Inc 5.4% 11/1/2048	22,000	21,086
Conagra Brands Inc 7% 10/1/2028	50,000	53,739
General Mills Inc 2.875% 4/15/2030	13,000	11,824
General Mills Inc 3% 2/1/2051	50,000	33,368
General Mills Inc 4.2% 4/17/2028	60,000	59,163
General Mills Inc 4.875% 1/30/2030	50,000	50,260
General Mills Inc 4.95% 3/29/2033	20,000	19,948
Hershey Co/The 2.65% 6/1/2050	40,000	25,626
JM Smucker Co 4.25% 3/15/2035	50,000	46,529
JM Smucker Co 6.5% 11/15/2043	50,000	55,026
JM Smucker Co 6.5% 11/15/2053	10,000	11,197
Kellanova 4.3% 5/15/2028	50,000	49,298
Kellanova 7.45% 4/1/2031	40,000	45,492
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	38,229
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	192,338
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	22,708
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	98,265
Mondelez International Inc 2.625% 9/4/2050	50,000	31,264
Mondelez International Inc 2.75% 4/13/2030	30,000	27,229
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	54,613
The Campbell's Company 4.15% 3/15/2028	100,000	98,344
The Campbell's Company 4.75% 3/23/2035	60,000	57,997
The Campbell's Company 5.2% 3/21/2029	70,000	71,186
Tyson Foods Inc 4% 3/1/2026	40,000	39,635
Tyson Foods Inc 4.875% 8/15/2034	75,000	73,343
Tyson Foods Inc 5.1% 9/28/2048	40,000	37,548
Tyson Foods Inc 5.7% 3/15/2034	20,000	20,647
		1,671,053
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	59,701
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	50,259
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	48,426
Kimberly-Clark Corp 2.875% 2/7/2050	55,000	37,745
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,537
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	16,387
Procter & Gamble Co/The 3% 3/25/2030	36,000	33,602
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	145,007
		397,664
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	63,140
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,875
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	42,123
Kenvue Inc 4.9% 3/22/2033	32,000	32,207
Kenvue Inc 5.05% 3/22/2028	32,000	32,665
Kenvue Inc 5.05% 3/22/2053	52,000	50,852
Kenvue Inc 5.2% 3/22/2063	10,000	9,818
		240,680
TOTAL CONSUMER STAPLES		5,783,386

Energy - 0.9%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	231,423
Halliburton Co 2.92% 3/1/2030	80,000	73,017
Halliburton Co 4.85% 11/15/2035	10,000	9,811
Halliburton Co 5% 11/15/2045	96,000	90,272
Halliburton Co 6.7% 9/15/2038	10,000	11,301
NOV Inc 3.6% 12/1/2029	60,000	56,492
		472,316
Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	37,883
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	68,148
Cheniere Energy Partners LP 5.75% 8/15/2034 (c)	70,000	71,460
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	19,299
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	82,262
EnLink Midstream LLC 5.65% 9/1/2034	15,000	15,254
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	175,511
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	30,750
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	9,942
Enterprise Products Operating LLC 5.35% 1/31/2033	220,000	226,884
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	10,202
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,717
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	66,570
Kinder Morgan Inc 5.2% 6/1/2033	30,000	29,987
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	76,588
MPLX LP 4.125% 3/1/2027	240,000	237,065
MPLX LP 4.5% 4/15/2038	48,000	43,374
MPLX LP 4.9% 4/15/2058	50,000	42,637
MPLX LP 5% 3/1/2033	100,000	98,219
MPLX LP 5.5% 2/15/2049	60,000	57,979
MPLX LP 5.5% 6/1/2034	50,000	50,576
ONEOK Inc 3.4% 9/1/2029	80,000	75,190
ONEOK Inc 4.25% 9/24/2027	20,000	19,788
ONEOK Inc 4.75% 10/15/2031	50,000	49,302
ONEOK Inc 4.85% 2/1/2049	50,000	43,516
ONEOK Inc 5.05% 11/1/2034	90,000	88,706
ONEOK Inc 5.65% 11/1/2028	20,000	20,625
ONEOK Inc 5.7% 11/1/2054	40,000	39,800
ONEOK Inc 6.05% 9/1/2033	80,000	84,269
ONEOK Inc 6.35% 1/15/2031	187,000	200,238
ONEOK Inc 6.625% 9/1/2053	30,000	33,333
ONEOK Partners LP 6.65% 10/1/2036	50,000	55,187
Phillips 66 3.9% 3/15/2028	220,000	214,908
Phillips 66 4.65% 11/15/2034	65,000	62,394
Phillips 66 5.875% 5/1/2042	54,000	56,291
Phillips 66 Co 4.68% 2/15/2045	10,000	8,811
Phillips 66 Co 4.95% 3/15/2035	40,000	38,910
Phillips 66 Co 5.3% 6/30/2033	60,000	60,764
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	131,661
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	17,716
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	30,786
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	39,252
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,669
Targa Resources Corp 4.95% 4/15/2052	60,000	53,685
Targa Resources Corp 6.125% 3/15/2033	50,000	52,758
Targa Resources Corp 6.5% 2/15/2053	10,000	10,995
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	124,396
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	18,467
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	39,452
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	93,903
Valero Energy Corp 2.15% 9/15/2027	125,000	117,296
Valero Energy Corp 3.4% 9/15/2026	50,000	48,858
Valero Energy Corp 4% 4/1/2029	155,000	150,413
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	47,481
Western Gas Partners LP 5.45% 4/1/2044	50,000	46,339
Western Gas Partners LP 5.5% 8/15/2048	20,000	18,042
Western Gas Partners LP 6.35% 1/15/2029	70,000	72,946
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,437
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,723
Williams Cos Inc/The 5.65% 3/15/2033	50,000	51,591
		4,076,205
TOTAL ENERGY		4,548,521

Financials - 7.0%
Banks - 3.2%
Bank of America Corp 1.734% 7/22/2027 (b)	43,000	40,923
Bank of America Corp 2.087% 6/14/2029 (b)	310,000	282,911
Bank of America Corp 2.482% 9/21/2036 (b)	60,000	49,862
Bank of America Corp 2.651% 3/11/2032 (b)	80,000	69,976
Bank of America Corp 2.676% 6/19/2041 (b)	420,000	304,691
Bank of America Corp 2.687% 4/22/2032 (b)	43,000	37,651
Bank of America Corp 2.831% 10/24/2051 (b)	50,000	32,926
Bank of America Corp 3.194% 7/23/2030 (b)	180,000	167,746
Bank of America Corp 3.593% 7/21/2028 (b)	45,000	43,683
Bank of America Corp 3.846% 3/8/2037 (b)	180,000	162,832
Bank of America Corp 3.974% 2/7/2030 (b)	35,000	33,845
Bank of America Corp 4.083% 3/20/2051 (b)	130,000	108,249
Bank of America Corp 4.183% 11/25/2027	95,000	93,486
Bank of America Corp 4.244% 4/24/2038 (b)	75,000	68,914
Bank of America Corp 4.271% 7/23/2029 (b)	60,000	58,968
Bank of America Corp 4.33% 3/15/2050 (b)	50,000	43,275
Bank of America Corp 4.376% 4/27/2028 (b)	100,000	99,169
Bank of America Corp 4.571% 4/27/2033 (b)	510,000	495,247
Bank of America Corp 4.75% 4/21/2045	55,000	51,225
Bank of America Corp 5.202% 4/25/2029 (b)	50,000	50,601
Bank of America Corp 5.288% 4/25/2034 (b)	40,000	40,621
Bank of America Corp 5.425% 8/15/2035 (b)	10,000	9,993
Bank of America Corp 5.518% 10/25/2035 (b)	20,000	20,091
Bank of America Corp 5.872% 9/15/2034 (b)	120,000	126,551
Bank of America Corp 5.875% 2/7/2042	135,000	145,955
Bank of America Corp 6.204% 11/10/2028 (b)	350,000	364,321
Bank of America NA 5.526% 8/18/2026	510,000	518,211
Citigroup Inc 2.976% 11/5/2030 (b)	290,000	265,229
Citigroup Inc 3.106% 4/8/2026 (b)	110,000	109,320
Citigroup Inc 3.2% 10/21/2026	191,000	185,757
Citigroup Inc 3.52% 10/27/2028 (b)	190,000	183,475
Citigroup Inc 3.785% 3/17/2033 (b)	190,000	174,589
Citigroup Inc 4.125% 7/25/2028	154,000	150,528
Citigroup Inc 4.412% 3/31/2031 (b)	110,000	107,167
Citigroup Inc 4.6% 3/9/2026	490,000	488,452
Citigroup Inc 4.65% 7/23/2048	135,000	121,969
Citigroup Inc 4.65% 7/30/2045	42,000	38,211
Citigroup Inc 4.75% 5/18/2046	60,000	54,497
Citigroup Inc 5.411% 9/19/2039 (b)	30,000	29,374
Citigroup Inc 5.449% 6/11/2035 (b)	180,000	184,053
Citigroup Inc 5.827% 2/13/2035 (b)	10,000	10,201
Citigroup Inc 5.875% 1/30/2042	65,000	69,594
Citigroup Inc 6.174% 5/25/2034 (b)	80,000	83,744
Citigroup Inc 6.625% 6/15/2032	60,000	65,456
Citigroup Inc 8.125% 7/15/2039	85,000	108,088
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	8,810
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	16,466
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	50,000	51,017
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	15,000	16,246
Fifth Third Bancorp 3.95% 3/14/2028	100,000	97,422
Fifth Third Bancorp 4.772% 7/28/2030 (b)	30,000	29,735
Fifth Third Bancorp 6.361% 10/27/2028 (b)	70,000	72,694
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,471
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	57,800
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	30,000	29,697
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	50,000	50,572
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)	30,000	30,664
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	30,000	31,255
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	170,000	160,378
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	150,000	137,134
JPMorgan Chase & Co 2.083% 4/22/2026 (b)	1,120,000	1,107,981
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	110,000	78,087
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	180,000	154,668
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	50,000	45,200
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	230,000	161,057
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	80,000	58,474
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	40,000	38,242
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	30,000	29,436
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	170,000	168,280
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	185,000	182,641
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	200,000	196,933
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	310,000	306,679
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	170,000	165,962
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	125,000	124,888
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	87,684
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	300,000	303,635
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	220,000	225,068
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	110,000	115,159
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	96,691
KeyCorp 2.55% 10/1/2029	40,000	35,900
KeyCorp 4.1% 4/30/2028	55,000	53,563
KeyCorp 4.789% 6/1/2033 (b)	50,000	48,182
KeyCorp 6.401% 3/6/2035 (b)	10,000	10,666
M&T Bank Corp 5.053% 1/27/2034 (b)	65,000	63,172
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	191,810
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	85,000	81,734
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	50,000	49,518
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	100,000	102,484
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	50,000	51,813
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	80,000	84,467
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (b)	50,000	52,890
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (b)	50,000	55,860
Regions Financial Corp 2.25% 5/18/2025	60,000	59,257
Regions Financial Corp 7.375% 12/10/2037	20,000	22,986
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	71,961
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	30,000	31,297
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	60,000	66,574
Truist Financial Corp 1.2% 8/5/2025	200,000	195,407
Truist Financial Corp 1.267% 3/2/2027 (b)	103,000	98,572
Truist Financial Corp 3.875% 3/19/2029	110,000	105,773
Truist Financial Corp 4.873% 1/26/2029 (b)	35,000	35,001
Truist Financial Corp 5.711% 1/24/2035 (b)	60,000	61,901
Truist Financial Corp 5.867% 6/8/2034 (b)	100,000	104,196
Truist Financial Corp 6.123% 10/28/2033 (b)	50,000	52,914
US Bancorp 1.375% 7/22/2030	380,000	317,997
US Bancorp 2.491% 11/3/2036 (b)	50,000	41,435
US Bancorp 3.1% 4/27/2026	50,000	48,991
US Bancorp 3.9% 4/26/2028	94,000	91,958
US Bancorp 4.967% 7/22/2033 (b)	10,000	9,793
US Bancorp 5.836% 6/12/2034 (b)	100,000	104,395
US Bancorp 5.85% 10/21/2033 (b)	30,000	31,342
Wachovia Corp 5.5% 8/1/2035	60,000	61,493
Wells Fargo & Co 2.879% 10/30/2030 (b)	510,000	465,969
Wells Fargo & Co 4.54% 8/15/2026 (b)	1,000,000	997,650
Wells Fargo & Co 4.611% 4/25/2053 (b)	120,000	107,053
Wells Fargo & Co 4.897% 7/25/2033 (b)	425,000	420,166
Wells Fargo & Co 4.9% 11/17/2045	280,000	253,968
Wells Fargo & Co 5.389% 4/24/2034 (b)	170,000	172,195
Wells Fargo & Co 5.557% 7/25/2034 (b)	50,000	51,278
Wells Fargo & Co 5.574% 7/25/2029 (b)	50,000	51,259
Wells Fargo & Co 6.491% 10/23/2034 (b)	100,000	109,064
		15,536,657
Capital Markets - 1.7%
Ameriprise Financial Inc 3% 4/2/2025	50,000	49,708
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,296
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,705
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	39,832
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	166,907
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	200,000	199,374
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	30,000	30,010
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	90,000	91,006
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)	100,000	105,871
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,419
BlackRock Funding Inc 5.35% 1/8/2055	85,000	86,515
Blackrock Inc 3.2% 3/15/2027	220,000	214,484
Blackrock Inc 4.75% 5/25/2033	10,000	10,011
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	58,973
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	41,658
Charles Schwab Corp/The 2% 3/20/2028	115,000	106,023
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	48,511
Charles Schwab Corp/The 5.853% 5/19/2034 (b)	10,000	10,512
Charles Schwab Corp/The 5.875% 8/24/2026	200,000	204,054
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	60,000	64,292
CME Group Inc 2.65% 3/15/2032	90,000	79,039
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (b)	230,000	228,200
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	100,000	96,285
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	260,000	246,205
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	100,000	85,318
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	65,000	56,483
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	165,000	141,752
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	135,000	106,108
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	795,000	773,776
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	155,000	136,285
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	180,000	164,430
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	30,000	30,295
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	40,000	40,624
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,719
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	82,232
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	199,334
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	113,187
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	163,225
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,410
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	19,447
Jefferies Financial Group Inc 4.15% 1/23/2030	80,000	77,070
Jefferies Financial Group Inc 4.85% 1/15/2027	50,000	50,111
Jefferies Financial Group Inc 5.875% 7/21/2028	30,000	30,933
Legg Mason Inc 5.625% 1/15/2044	10,000	10,235
LPL Holdings Inc 6.75% 11/17/2028	20,000	21,202
Moody's Corp 4.25% 2/1/2029	110,000	108,943
Moody's Corp 4.875% 12/17/2048	40,000	37,234
Moody's Corp 5% 8/5/2034	40,000	40,196
Morgan Stanley 1.512% 7/20/2027 (b)	70,000	66,360
Morgan Stanley 1.593% 5/4/2027 (b)	60,000	57,331
Morgan Stanley 1.794% 2/13/2032 (b)	195,000	162,298
Morgan Stanley 2.239% 7/21/2032 (b)	70,000	59,121
Morgan Stanley 2.484% 9/16/2036 (b)	55,000	45,479
Morgan Stanley 2.511% 10/20/2032 (b)	20,000	17,102
Morgan Stanley 2.699% 1/22/2031 (b)	360,000	324,307
Morgan Stanley 3.217% 4/22/2042 (b)	175,000	136,080
Morgan Stanley 3.625% 1/20/2027	268,000	263,429
Morgan Stanley 3.772% 1/24/2029 (b)	510,000	495,355
Morgan Stanley 3.95% 4/23/2027	50,000	49,127
Morgan Stanley 5.042% 7/19/2030 (b)	20,000	20,146
Morgan Stanley 5.123% 2/1/2029 (b)	100,000	100,980
Morgan Stanley 5.164% 4/20/2029 (b)	200,000	202,144
Morgan Stanley 5.25% 4/21/2034 (b)	50,000	50,487
Morgan Stanley 5.297% 4/20/2037 (b)	95,000	93,829
Morgan Stanley 5.32% 7/19/2035 (b)	20,000	20,291
Morgan Stanley 5.424% 7/21/2034 (b)	240,000	244,392
Morgan Stanley 5.597% 3/24/2051 (b)	160,000	167,426
Morgan Stanley 5.831% 4/19/2035 (b)	80,000	83,894
Morgan Stanley 5.942% 2/7/2039 (b)	60,000	61,426
Morgan Stanley 6.627% 11/1/2034 (b)	20,000	22,087
Nasdaq Inc 1.65% 1/15/2031	85,000	71,182
Nasdaq Inc 2.5% 12/21/2040	70,000	48,912
Nasdaq Inc 3.95% 3/7/2052	10,000	7,813
Nasdaq Inc 5.35% 6/28/2028	30,000	30,688
Nasdaq Inc 5.95% 8/15/2053	8,000	8,450
Northern Trust Corp 1.95% 5/1/2030	50,000	43,594
Northern Trust Corp 3.375% 5/8/2032 (b)	30,000	28,813
Northern Trust Corp 6.125% 11/2/2032	15,000	16,265
S&P Global Inc 2.3% 8/15/2060	85,000	45,407
S&P Global Inc 3.25% 12/1/2049	50,000	36,535
S&P Global Inc 4.75% 8/1/2028	70,000	70,562
State Street Corp 1.684% 11/18/2027 (b)	250,000	236,260
State Street Corp 2.623% 2/7/2033 (b)	60,000	51,779
State Street Corp 4.821% 1/26/2034 (b)	20,000	19,855
State Street Corp 6.123% 11/21/2034 (b)	30,000	31,999
		8,337,644
Consumer Finance - 0.8%
Ally Financial Inc 5.8% 5/1/2025	50,000	50,094
Ally Financial Inc 6.184% 7/26/2035 (b)	50,000	50,665
Ally Financial Inc 6.848% 1/3/2030 (b)	40,000	41,881
Ally Financial Inc 8% 11/1/2031	65,000	73,050
American Express Co 3.95% 8/1/2025	120,000	119,435
American Express Co 4.05% 12/3/2042	70,000	61,661
American Express Co 4.99% 5/1/2026 (b)	130,000	130,088
American Express Co 5.043% 5/1/2034 (b)	60,000	60,383
American Express Co 5.282% 7/27/2029 (b)	60,000	61,020
American Express Co 5.284% 7/26/2035 (b)	100,000	101,403
Capital One Financial Corp 2.359% 7/29/2032 (b)	10,000	8,207
Capital One Financial Corp 2.636% 3/3/2026 (b)	80,000	79,507
Capital One Financial Corp 3.273% 3/1/2030 (b)	80,000	74,460
Capital One Financial Corp 3.75% 7/28/2026	115,000	112,710
Capital One Financial Corp 3.8% 1/31/2028	210,000	203,433
Capital One Financial Corp 5.468% 2/1/2029 (b)	45,000	45,523
Capital One Financial Corp 6.377% 6/8/2034 (b)	170,000	180,533
Discover Financial Services 4.1% 2/9/2027	50,000	49,333
Discover Financial Services 4.5% 1/30/2026	102,000	101,551
Discover Financial Services 7.964% 11/2/2034 (b)	40,000	46,602
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	202,969
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	209,337
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	151,202
John Deere Capital Corp 1.7% 1/11/2027	270,000	255,542
John Deere Capital Corp 3.45% 3/7/2029	60,000	57,641
John Deere Capital Corp 4.9% 3/3/2028	60,000	60,926
John Deere Capital Corp 5.05% 6/12/2034	30,000	30,601
John Deere Capital Corp 5.15% 9/8/2033	60,000	61,709
Synchrony Financial 2.875% 10/28/2031	30,000	25,361
Synchrony Financial 3.7% 8/4/2026	30,000	29,324
Synchrony Financial 4.5% 7/23/2025	68,000	67,761
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	97,450
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	60,074
Toyota Motor Credit Corp 3% 4/1/2025	330,000	327,863
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	57,917
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	9,993
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	29,609
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	145,697
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	160,724
		3,693,239
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	47,925
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	32,627
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	61,542
Corebridge Financial Inc 3.9% 4/5/2032	125,000	116,036
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,299
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	15,028
Equitable Holdings Inc 4.35% 4/20/2028	100,000	98,657
Equitable Holdings Inc 5% 4/20/2048	16,000	14,963
Fidelity National Information Services Inc 1.15% 3/1/2026	68,000	65,038
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	43,052
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	60,634
Fiserv Inc 2.65% 6/1/2030	130,000	116,223
Fiserv Inc 3.5% 7/1/2029	40,000	37,936
Fiserv Inc 4.4% 7/1/2049	120,000	103,781
Global Payments Inc 1.2% 3/1/2026	122,000	116,579
Global Payments Inc 4.15% 8/15/2049	50,000	39,652
Global Payments Inc 5.4% 8/15/2032	20,000	20,313
Global Payments Inc 5.95% 8/15/2052	10,000	10,215
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,409
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,511
Mastercard Inc 2.95% 11/21/2026	185,000	179,896
Mastercard Inc 2.95% 3/15/2051	50,000	34,409
Mastercard Inc 3.3% 3/26/2027	13,000	12,710
Mastercard Inc 3.35% 3/26/2030	18,000	17,008
Mastercard Inc 3.65% 6/1/2049	20,000	15,835
Mastercard Inc 3.85% 3/26/2050	65,000	53,141
Mastercard Inc 4.875% 5/9/2034	70,000	70,524
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	95,515
National Rural Utilities Cooperative Finance Corp 5.45% 10/30/2025	220,000	221,796
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	31,846
PayPal Holdings Inc 1.65% 6/1/2025	20,000	19,691
PayPal Holdings Inc 2.3% 6/1/2030	50,000	44,384
PayPal Holdings Inc 5.25% 6/1/2062	55,000	53,324
PayPal Holdings Inc 5.5% 6/1/2054	10,000	10,325
Rexford Industrial Realty LP 2.125% 12/1/2030	20,000	16,931
Visa Inc 1.9% 4/15/2027	43,000	40,657
Visa Inc 2% 8/15/2050	50,000	28,887
Visa Inc 2.05% 4/15/2030	70,000	61,888
Visa Inc 2.7% 4/15/2040	60,000	45,611
Visa Inc 2.75% 9/15/2027	205,000	197,083
Visa Inc 4.3% 12/14/2045	65,000	58,487
Voya Financial Inc 3.65% 6/15/2026	60,000	58,961
Western Union Co/The 6.2% 11/17/2036	15,000	15,499
		2,473,828
Insurance - 0.8%
Allstate Corp/The 1.45% 12/15/2030	230,000	189,051
American International Group Inc 4.375% 6/30/2050	50,000	43,453
American International Group Inc 4.5% 7/16/2044	127,000	113,498
American International Group Inc 5.75% 4/1/2048 (b)	60,000	59,649
Aon Corp 4.5% 12/15/2028	50,000	49,678
Aon Global Ltd 4.75% 5/15/2045	68,000	61,799
Aon North America Inc 5.45% 3/1/2034	135,000	138,691
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	167,585
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,386
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	47,714
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,518
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	35,867
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	34,867
Assurant Inc 4.9% 3/27/2028	30,000	29,994
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	35,958
Athene Holding Ltd 5.875% 1/15/2034	51,000	52,848
Athene Holding Ltd 6.15% 4/3/2030	65,000	68,427
Athene Holding Ltd 6.625% 10/15/2054 (b)	20,000	20,003
Athene Holding Ltd 6.65% 2/1/2033	40,000	43,480
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	34,267
Brown & Brown Inc 2.375% 3/15/2031	50,000	42,873
Brown & Brown Inc 4.5% 3/15/2029	65,000	64,133
Chubb Corp/The 6.5% 5/15/2038	40,000	45,518
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	42,068
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	10,116
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	45,483
Chubb INA Holdings LLC 3.35% 5/3/2026	144,000	141,762
First American Financial Corp 2.4% 8/15/2031	40,000	33,285
Hartford Financial Services Group Inc/The 2.8% 8/19/2029	135,000	123,918
Hartford Financial Services Group Inc/The 3.6% 8/19/2049	20,000	15,291
Lincoln National Corp 3.8% 3/1/2028	76,000	73,847
Lincoln National Corp 4.375% 6/15/2050	80,000	65,002
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	33,020
Marsh & McLennan Cos Inc 3.75% 3/14/2026	220,000	217,988
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	26,203
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	100,045
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	91,182
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	100,145
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	31,108
Marsh & McLennan Cos Inc 5% 3/15/2035	30,000	30,139
Marsh & McLennan Cos Inc 5.4% 3/15/2055	30,000	30,386
MetLife Inc 4.125% 8/13/2042	100,000	86,712
MetLife Inc 4.55% 3/23/2030	200,000	200,045
MetLife Inc 5.375% 7/15/2033	75,000	78,052
MetLife Inc 5.7% 6/15/2035	60,000	63,500
MetLife Inc 6.4% 12/15/2066 (b)	40,000	41,609
Principal Financial Group Inc 3.1% 11/15/2026	70,000	67,964
Principal Financial Group Inc 6.05% 10/15/2036	50,000	53,944
Progressive Corp/The 3% 3/15/2032	65,000	58,305
Progressive Corp/The 3.2% 3/26/2030	100,000	93,139
Progressive Corp/The 4.125% 4/15/2047	50,000	42,566
Progressive Corp/The 4.2% 3/15/2048	10,000	8,618
Prudential Financial Inc 3.7% 10/1/2050 (b)	75,000	68,048
Prudential Financial Inc 3.935% 12/7/2049	20,000	16,031
Prudential Financial Inc 4.35% 2/25/2050	140,000	120,060
Prudential Financial Inc 5.7% 9/15/2048 (b)	50,000	50,011
Prudential Financial Inc 6.5% 3/15/2054 (b)	10,000	10,328
Reinsurance Group of America Inc 6% 9/15/2033	20,000	21,127
The Travelers Companies, Inc. 5.35% 11/1/2040	125,000	127,549
The Travelers Companies, Inc. 6.25% 6/15/2037	40,000	44,349
Unum Group 4% 6/15/2029	30,000	29,141
Unum Group 6% 6/15/2054	30,000	31,401
Willis North America Inc 2.95% 9/15/2029	93,000	85,540
Willis North America Inc 4.5% 9/15/2028	30,000	29,751
Willis North America Inc 5.9% 3/5/2054	40,000	41,463
		4,089,498
TOTAL FINANCIALS		34,130,866

Health Care - 3.1%
Biotechnology - 0.7%
AbbVie Inc 2.95% 11/21/2026	205,000	199,103
AbbVie Inc 3.2% 11/21/2029	20,000	18,750
AbbVie Inc 3.6% 5/14/2025	180,000	179,240
AbbVie Inc 4.05% 11/21/2039	10,000	8,900
AbbVie Inc 4.25% 11/21/2049	310,000	267,195
AbbVie Inc 4.5% 5/14/2035	160,000	153,995
AbbVie Inc 4.7% 5/14/2045	50,000	46,354
AbbVie Inc 4.8% 3/15/2029	100,000	100,874
AbbVie Inc 4.875% 11/14/2048	120,000	113,120
AbbVie Inc 5.05% 3/15/2034	100,000	101,271
AbbVie Inc 5.4% 3/15/2054	80,000	81,184
Amgen Inc 2.8% 8/15/2041	200,000	145,600
Amgen Inc 3.15% 2/21/2040	105,000	81,119
Amgen Inc 3.375% 2/21/2050	30,000	21,722
Amgen Inc 4.2% 3/1/2033	100,000	94,458
Amgen Inc 4.4% 5/1/2045	178,000	154,522
Amgen Inc 4.875% 3/1/2053	40,000	36,397
Amgen Inc 5.15% 3/2/2028	270,000	274,052
Amgen Inc 5.25% 3/2/2030	220,000	224,926
Amgen Inc 5.25% 3/2/2033	60,000	60,975
Amgen Inc 5.6% 3/2/2043	80,000	81,202
Amgen Inc 5.65% 3/2/2053	50,000	51,000
Amgen Inc 5.75% 3/2/2063	70,000	71,263
Baxalta Inc 5.25% 6/23/2045	135,000	130,278
Biogen Inc 3.15% 5/1/2050	20,000	13,395
Biogen Inc 3.25% 2/15/2051	67,000	45,833
Biogen Inc 5.2% 9/15/2045	10,000	9,445
Gilead Sciences Inc 2.6% 10/1/2040	150,000	108,560
Gilead Sciences Inc 2.8% 10/1/2050	110,000	71,800
Gilead Sciences Inc 3.65% 3/1/2026	175,000	172,866
Gilead Sciences Inc 4.8% 11/15/2029	50,000	50,273
Gilead Sciences Inc 4.8% 4/1/2044	52,000	48,547
Gilead Sciences Inc 5.5% 11/15/2054	50,000	51,258
Gilead Sciences Inc 5.55% 10/15/2053	20,000	20,694
		3,290,171
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 4.75% 11/30/2036	45,000	44,597
Abbott Laboratories 5.3% 5/27/2040	140,000	145,656
Baxter International Inc 1.915% 2/1/2027	60,000	56,533
Baxter International Inc 2.539% 2/1/2032	100,000	85,244
Baxter International Inc 3.132% 12/1/2051	10,000	6,583
Becton Dickinson & Co 2.823% 5/20/2030	140,000	126,774
Becton Dickinson & Co 4.685% 12/15/2044	10,000	9,039
Becton Dickinson & Co 5.081% 6/7/2029	200,000	202,976
Boston Scientific Corp 2.65% 6/1/2030	161,000	145,338
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	106,268
Medtronic Inc 4.375% 3/15/2035	157,000	151,322
Solventum Corp 6% 5/15/2064 (c)	50,000	50,939
Stryker Corp 2.9% 6/15/2050	80,000	55,140
Stryker Corp 4.625% 9/11/2034	50,000	48,925
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	51,982
		1,287,316
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	40,000	34,916
Cardinal Health Inc 3.41% 6/15/2027	70,000	67,991
Cardinal Health Inc 4.9% 9/15/2045	30,000	27,347
Cencora Inc 5.125% 2/15/2034	70,000	70,120
Centene Corp 2.5% 3/1/2031	20,000	16,791
Centene Corp 2.625% 8/1/2031	70,000	58,503
Centene Corp 3.375% 2/15/2030	140,000	126,094
Centene Corp 4.25% 12/15/2027	90,000	87,031
Cigna Group/The 1.25% 3/15/2026	85,000	81,349
Cigna Group/The 2.375% 3/15/2031	100,000	86,281
Cigna Group/The 2.4% 3/15/2030	210,000	186,570
Cigna Group/The 3.4% 3/15/2051	20,000	14,096
Cigna Group/The 4.125% 11/15/2025	12,000	11,927
Cigna Group/The 4.375% 10/15/2028	100,000	99,067
Cigna Group/The 4.8% 7/15/2046	120,000	108,598
Cigna Group/The 4.8% 8/15/2038	69,000	65,320
Cigna Group/The 4.9% 12/15/2048	19,000	17,290
Cigna Group/The 5.4% 3/15/2033	30,000	30,696
CVS Health Corp 2.7% 8/21/2040	370,000	253,260
CVS Health Corp 2.875% 6/1/2026	170,000	165,170
CVS Health Corp 3.625% 4/1/2027	330,000	321,474
CVS Health Corp 4.25% 4/1/2050	60,000	47,010
CVS Health Corp 4.3% 3/25/2028	250,000	245,205
CVS Health Corp 4.78% 3/25/2038	42,000	38,150
CVS Health Corp 4.875% 7/20/2035	60,000	57,034
CVS Health Corp 5.05% 3/25/2048	60,000	53,179
CVS Health Corp 5.625% 2/21/2053	60,000	57,337
CVS Health Corp 5.875% 6/1/2053	20,000	19,714
CVS Health Corp 6% 6/1/2063	100,000	98,694
Elevance Health Inc 3.125% 5/15/2050	130,000	88,359
Elevance Health Inc 3.65% 12/1/2027	240,000	233,816
Elevance Health Inc 3.7% 9/15/2049	10,000	7,525
Elevance Health Inc 4.101% 3/1/2028	100,000	98,287
Elevance Health Inc 4.625% 5/15/2042	30,000	27,094
Elevance Health Inc 4.65% 1/15/2043	65,000	58,926
Elevance Health Inc 5.2% 2/15/2035	70,000	70,370
Elevance Health Inc 5.65% 6/15/2054	90,000	91,249
HCA Inc 3.625% 3/15/2032	100,000	90,153
HCA Inc 4.125% 6/15/2029	289,000	278,985
HCA Inc 4.375% 3/15/2042	50,000	42,433
HCA Inc 5.5% 6/15/2047	50,000	47,885
HCA Inc 6% 4/1/2054	100,000	101,358
HCA Inc 6.1% 4/1/2064	60,000	60,590
Humana Inc 1.35% 2/3/2027	50,000	46,493
Humana Inc 3.125% 8/15/2029	50,000	46,356
Humana Inc 4.875% 4/1/2030	114,000	113,633
Humana Inc 5.375% 4/15/2031	110,000	111,148
Humana Inc 5.5% 3/15/2053	30,000	28,718
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	164,997
McKesson Corp 3.95% 2/16/2028	70,000	69,020
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	75,180
Sabra Health Care LP 5.125% 8/15/2026	30,000	30,022
UnitedHealth Group Inc 1.25% 1/15/2026	25,000	24,127
UnitedHealth Group Inc 2% 5/15/2030	80,000	69,955
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	248,162
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	252,666
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	125,053
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	87,236
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	15,503
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	29,732
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	49,372
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	105,229
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	38,481
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	60,188
UnitedHealth Group Inc 5.625% 7/15/2054	70,000	72,622
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	53,373
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	54,440
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	57,108
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	217,219
		6,089,277
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	29,754
Agilent Technologies Inc 4.75% 9/9/2034	30,000	29,287
Danaher Corp 2.6% 10/1/2050	80,000	50,887
Revvity Inc 2.25% 9/15/2031	60,000	50,287
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	294,116
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	40,714
		495,045
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	111,419
Bristol-Myers Squibb Co 3.4% 7/26/2029	16,000	15,233
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	40,336
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	38,025
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	188,780
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	49,348
Bristol-Myers Squibb Co 4.9% 2/22/2027	305,000	308,429
Bristol-Myers Squibb Co 4.9% 2/22/2029	60,000	60,856
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	153,555
Bristol-Myers Squibb Co 6.4% 11/15/2063	70,000	79,579
Eli Lilly & Co 2.25% 5/15/2050	70,000	41,832
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,114
Eli Lilly & Co 4.875% 2/27/2053	50,000	47,903
Eli Lilly & Co 5.05% 8/14/2054	100,000	98,272
Eli Lilly & Co 5.55% 3/15/2037	100,000	105,700
Haleon US Capital LLC 3.375% 3/24/2027	250,000	243,175
Johnson & Johnson 0.55% 9/1/2025	60,000	58,252
Johnson & Johnson 2.1% 9/1/2040	60,000	41,923
Johnson & Johnson 2.45% 9/1/2060	60,000	35,314
Johnson & Johnson 3.5% 1/15/2048	145,000	115,626
Johnson & Johnson 3.625% 3/3/2037	115,000	102,584
Johnson & Johnson 4.9% 6/1/2031	50,000	51,171
Merck & Co Inc 2.45% 6/24/2050	180,000	110,721
Merck & Co Inc 2.9% 12/10/2061	100,000	61,637
Merck & Co Inc 4.5% 5/17/2033	125,000	123,328
Merck & Co Inc 4.9% 5/17/2044	50,000	48,400
Mylan Inc 5.2% 4/15/2048	83,000	71,602
Mylan Inc 5.4% 11/29/2043	30,000	27,746
Novartis Capital Corp 2% 2/14/2027	175,000	166,614
Novartis Capital Corp 2.75% 8/14/2050	50,000	33,722
Novartis Capital Corp 3.7% 9/21/2042	110,000	92,548
Pfizer Inc 2.55% 5/28/2040	345,000	249,484
Pfizer Inc 3.9% 3/15/2039	50,000	43,671
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	149,657
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	64,003
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	98,950
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	58,819
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	77,000	76,118
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	111,644
Royalty Pharma PLC 2.15% 9/2/2031	100,000	83,585
Royalty Pharma PLC 2.2% 9/2/2030	20,000	17,159
Royalty Pharma PLC 3.3% 9/2/2040	70,000	52,542
Viatris Inc 2.3% 6/22/2027	105,000	98,513
Viatris Inc 4% 6/22/2050	20,000	14,339
Wyeth LLC 6.5% 2/1/2034	100,000	111,595
Zoetis Inc 3% 5/15/2050	70,000	47,492
		4,100,315
TOTAL HEALTH CARE		15,262,124

Industrials - 1.1%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	79,543
GE Aerospace 6.75% 3/15/2032	40,000	44,732
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,212
		145,487
Air Freight & Logistics - 0.1%
FedEx Corp 3.25% 4/1/2026	152,000	149,369
FedEx Corp 3.9% 2/1/2035	30,000	27,207
FedEx Corp 4.1% 4/15/2043	50,000	41,613
FedEx Corp 4.4% 1/15/2047	80,000	67,763
FedEx Corp 4.95% 10/17/2048	78,000	71,370
United Parcel Service Inc 2.5% 9/1/2029	90,000	82,404
United Parcel Service Inc 3.05% 11/15/2027	140,000	134,968
United Parcel Service Inc 3.75% 11/15/2047	58,000	46,175
United Parcel Service Inc 5.5% 5/22/2054	90,000	92,936
		713,805
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	64,162
Carrier Global Corp 5.9% 3/15/2034	54,000	57,149
Carrier Global Corp 6.2% 3/15/2054	30,000	33,532
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	25,423
Johnson Controls International plc / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	154,696
Johnson Controls International plc 5.125% 9/14/2045	14,000	12,953
Masco Corp 2% 2/15/2031	29,000	24,636
Masco Corp 3.125% 2/15/2051	14,000	9,337
Owens Corning 3.95% 8/15/2029	90,000	86,821
Owens Corning 5.95% 6/15/2054	35,000	36,986
		505,695
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	163,499
Republic Services Inc 5.2% 11/15/2034	30,000	30,617
Veralto Corp 5.35% 9/18/2028	30,000	30,645
Veralto Corp 5.5% 9/18/2026	40,000	40,508
Waste Connections Inc 2.2% 1/15/2032	150,000	125,884
Waste Management Inc 2% 6/1/2029	55,000	49,393
Waste Management Inc 2.5% 11/15/2050	85,000	52,639
Waste Management Inc 4.65% 3/15/2030	20,000	19,971
Waste Management Inc 4.875% 2/15/2029	70,000	71,010
Waste Management Inc 4.95% 3/15/2035	20,000	20,035
Waste Management Inc 4.95% 7/3/2027	20,000	20,230
Waste Management Inc 4.95% 7/3/2031	20,000	20,313
Waste Management Inc 5.35% 10/15/2054	20,000	20,332
		665,076
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	70,000	46,016
Hubbell Inc 3.35% 3/1/2026	60,000	59,002
Regal Rexnord Corp 6.4% 4/15/2033	70,000	73,767
		178,785
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	310,000	254,242
Burlington Northern Santa Fe LLC 4.95% 9/15/2041	50,000	48,469
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	20,000	20,738
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	50,000	55,268
CSX Corp 2.5% 5/15/2051	115,000	70,440
CSX Corp 3.35% 9/15/2049	70,000	51,638
CSX Corp 4.5% 3/15/2049	90,000	80,141
CSX Corp 5.2% 11/15/2033	50,000	51,401
Norfolk Southern Corp 2.9% 6/15/2026	100,000	97,508
Norfolk Southern Corp 3.05% 5/15/2050	50,000	34,181
Norfolk Southern Corp 3.155% 5/15/2055	195,000	131,082
Norfolk Southern Corp 4.1% 5/15/2121	30,000	22,171
Uber Technologies Inc 4.3% 1/15/2030	20,000	19,569
Uber Technologies Inc 4.8% 9/15/2034	20,000	19,578
Uber Technologies Inc 5.35% 9/15/2054	20,000	19,508
Union Pacific Corp 2.891% 4/6/2036	70,000	58,290
Union Pacific Corp 3.2% 5/20/2041	45,000	35,266
Union Pacific Corp 3.5% 2/14/2053	10,000	7,470
Union Pacific Corp 3.6% 9/15/2037	145,000	125,303
Union Pacific Corp 3.839% 3/20/2060	132,000	100,674
Union Pacific Corp 3.875% 2/1/2055	20,000	15,870
Union Pacific Corp 4.95% 5/15/2053	70,000	67,643
Union Pacific Corp 5.15% 1/20/2063	10,000	9,717
		1,396,167
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	77,861
3M Co 2.65% 4/15/2025	8,000	7,934
3M Co 3.05% 4/15/2030	7,000	6,486
3M Co 3.125% 9/19/2046	50,000	36,112
3M Co 3.7% 4/15/2050	8,000	6,169
3M Co 4% 9/14/2048	50,000	42,184
		176,746
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	36,724
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	135,326
Caterpillar Inc 3.25% 4/9/2050	15,000	10,966
Caterpillar Inc 3.25% 9/19/2049	50,000	36,782
Caterpillar Inc 5.2% 5/27/2041	105,000	106,804
Cummins Inc 2.6% 9/1/2050	50,000	31,666
Cummins Inc 5.15% 2/20/2034	15,000	15,401
Cummins Inc 5.45% 2/20/2054	20,000	20,514
Deere & Co 2.875% 9/7/2049	130,000	90,117
Deere & Co 3.9% 6/9/2042	10,000	8,648
Eaton Corp 4% 11/2/2032	50,000	47,757
Eaton Corp 4.15% 3/15/2033	70,000	67,380
Eaton Corp 4.7% 8/23/2052	10,000	9,318
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	48,475
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	25,643
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,671
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	31,168
Ingersoll Rand Inc 5.7% 8/14/2033	30,000	31,287
Otis Worldwide Corp 2.056% 4/5/2025	90,000	89,111
Otis Worldwide Corp 3.112% 2/15/2040	50,000	39,148
Parker-Hannifin Corp 4% 6/14/2049	10,000	8,308
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	71,374
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	29,808
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	21,974
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	36,647
Stanley Black & Decker Inc 3% 5/15/2032	50,000	43,831
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,242
		1,133,090
Passenger Airlines - 0.0%
Southwest Airlines Co 2.625% 2/10/2030	60,000	53,566
Trading Companies & Distributors - 0.1%
Air Lease Corp 1.875% 8/15/2026	60,000	57,131
Air Lease Corp 2.875% 1/15/2026	50,000	48,924
Air Lease Corp 3% 2/1/2030	55,000	50,029
Air Lease Corp 3.125% 12/1/2030	20,000	18,056
Air Lease Corp 4.625% 10/1/2028	52,000	51,753
Air Lease Corp 5.2% 7/15/2031	30,000	30,242
GATX Corp 4.9% 3/15/2033	65,000	63,688
GATX Corp 6.9% 5/1/2034	60,000	67,444
WW Grainger Inc 4.45% 9/15/2034	60,000	58,698
		445,965
TOTAL INDUSTRIALS		5,414,382

Information Technology - 2.4%
Communications Equipment - 0.1%
Cisco Systems Inc 5.05% 2/26/2034	70,000	71,377
Cisco Systems Inc 5.3% 2/26/2054	10,000	10,250
Cisco Systems Inc 5.5% 1/15/2040	135,000	141,096
Cisco Systems Inc 5.9% 2/15/2039	90,000	97,898
		320,621
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 4.35% 6/1/2029	50,000	49,430
Amphenol Corp 5.25% 4/5/2034	80,000	81,779
Amphenol Corp 5.375% 11/15/2054	18,000	18,115
Corning Inc 5.35% 11/15/2048	20,000	19,594
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,058
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	81,724
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,514
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	177,749
Vontier Corp 1.8% 4/1/2026	50,000	47,890
		554,853
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	60,000	57,306
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	26,876
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	19,904
IBM Corporation 2.85% 5/15/2040	135,000	100,322
IBM Corporation 2.95% 5/15/2050	100,000	66,590
IBM Corporation 3.45% 2/19/2026	166,000	163,746
IBM Corporation 3.5% 5/15/2029	240,000	229,915
IBM Corporation 4.15% 5/15/2039	100,000	89,089
IBM Corporation 4.5% 2/6/2026	210,000	209,798
IBM Corporation 5.6% 11/30/2039	110,000	114,485
		1,078,031
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	17,583
Analog Devices Inc 2.8% 10/1/2041	50,000	36,744
Analog Devices Inc 2.95% 10/1/2051	50,000	33,889
Applied Materials Inc 4.35% 4/1/2047	76,000	67,535
Broadcom Inc 3.419% 4/15/2033 (c)	185,000	164,498
Broadcom Inc 3.469% 4/15/2034 (c)	400,000	352,812
Broadcom Inc 4.11% 9/15/2028	170,000	166,915
Broadcom Inc 4.15% 4/15/2032 (c)	70,000	66,432
Broadcom Inc 4.3% 11/15/2032	150,000	143,901
Broadcom Inc 4.55% 2/15/2032	70,000	68,512
Broadcom Inc 4.8% 10/15/2034	70,000	68,467
Broadcom Inc 5.05% 7/12/2029	50,000	50,563
Intel Corp 2.45% 11/15/2029	50,000	44,658
Intel Corp 3.7% 7/29/2025	140,000	138,970
Intel Corp 4% 8/5/2029	210,000	202,715
Intel Corp 4.6% 3/25/2040	100,000	87,919
Intel Corp 4.75% 3/25/2050	150,000	125,476
Intel Corp 4.875% 2/10/2028	50,000	50,092
Intel Corp 4.9% 8/5/2052	50,000	42,462
Intel Corp 5.05% 8/5/2062	20,000	16,982
Intel Corp 5.2% 2/10/2033	70,000	70,002
Intel Corp 5.7% 2/10/2053	70,000	66,822
Intel Corp 5.9% 2/10/2063	110,000	106,990
KLA Corp 4.65% 7/15/2032	210,000	209,604
KLA Corp 5.25% 7/15/2062	5,000	4,977
Lam Research Corp 2.875% 6/15/2050	50,000	33,469
Marvell Technology Inc 4.875% 6/22/2028	100,000	99,970
Micron Technology Inc 3.366% 11/1/2041	55,000	41,865
Micron Technology Inc 4.663% 2/15/2030	90,000	88,897
Micron Technology Inc 5.375% 4/15/2028	60,000	61,134
Micron Technology Inc 5.875% 9/15/2033	10,000	10,460
NVIDIA Corp 2% 6/15/2031	215,000	185,826
NVIDIA Corp 3.5% 4/1/2050	10,000	7,871
NVIDIA Corp 3.7% 4/1/2060	10,000	7,838
QUALCOMM Inc 3.25% 5/20/2027	120,000	116,775
QUALCOMM Inc 4.3% 5/20/2047	55,000	47,579
QUALCOMM Inc 4.65% 5/20/2035	145,000	143,311
QUALCOMM Inc 6% 5/20/2053	20,000	21,809
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	48,604
Texas Instruments Inc 5.05% 5/18/2063	100,000	95,849
		3,416,777
Software - 0.8%
Adobe Inc 4.95% 4/4/2034	40,000	40,728
Autodesk Inc 2.4% 12/15/2031	40,000	34,321
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	39,525
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	19,637
Intuit Inc 5.5% 9/15/2053	50,000	51,303
Microsoft Corp 2.4% 8/8/2026	540,000	522,801
Microsoft Corp 2.5% 9/15/2050	110,000	70,406
Microsoft Corp 2.525% 6/1/2050	180,000	116,823
Microsoft Corp 2.921% 3/17/2052	276,000	193,020
Microsoft Corp 3.041% 3/17/2062	30,000	20,327
Microsoft Corp 3.3% 2/6/2027	350,000	343,304
Oracle Corp 2.3% 3/25/2028	60,000	55,822
Oracle Corp 2.5% 4/1/2025	60,000	59,515
Oracle Corp 2.65% 7/15/2026	242,000	234,708
Oracle Corp 2.8% 4/1/2027	110,000	105,791
Oracle Corp 2.95% 4/1/2030	210,000	191,897
Oracle Corp 3.6% 4/1/2040	50,000	40,625
Oracle Corp 3.6% 4/1/2050	310,000	229,173
Oracle Corp 3.85% 4/1/2060	260,000	189,720
Oracle Corp 4.1% 3/25/2061	20,000	15,216
Oracle Corp 4.125% 5/15/2045	50,000	41,324
Oracle Corp 4.2% 9/27/2029	130,000	127,205
Oracle Corp 4.375% 5/15/2055	50,000	41,422
Oracle Corp 4.7% 9/27/2034	130,000	126,621
Oracle Corp 5.55% 2/6/2053	90,000	90,013
Oracle Corp 5.8% 11/10/2025	160,000	161,536
Oracle Corp 6.25% 11/9/2032	110,000	119,121
Roper Technologies Inc 1% 9/15/2025	30,000	29,159
Roper Technologies Inc 1.4% 9/15/2027	30,000	27,600
Roper Technologies Inc 1.75% 2/15/2031	30,000	24,998
Roper Technologies Inc 2% 6/30/2030	110,000	95,075
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,636
Salesforce Inc 1.95% 7/15/2031	195,000	166,126
Salesforce Inc 2.7% 7/15/2041	50,000	36,700
VMware LLC 1.4% 8/15/2026	97,000	91,650
VMware LLC 4.7% 5/15/2030	70,000	69,195
		3,842,043
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 0.55% 8/20/2025	200,000	194,426
Apple Inc 0.7% 2/8/2026	160,000	153,245
Apple Inc 1.25% 8/20/2030	270,000	228,775
Apple Inc 1.65% 2/8/2031	370,000	315,975
Apple Inc 1.65% 5/11/2030	100,000	86,990
Apple Inc 1.7% 8/5/2031	52,000	44,032
Apple Inc 2.2% 9/11/2029	360,000	327,574
Apple Inc 2.375% 2/8/2041	160,000	115,439
Apple Inc 2.8% 2/8/2061	155,000	98,272
Apple Inc 2.85% 8/5/2061	51,000	32,803
Apple Inc 2.95% 9/11/2049	90,000	63,616
Apple Inc 3% 11/13/2027	195,000	188,613
Apple Inc 3.85% 5/4/2043	177,000	153,367
Apple Inc 4% 5/10/2028	100,000	99,403
Apple Inc 4.3% 5/10/2033	50,000	49,993
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	217,866
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	69,069
Hewlett Packard Enterprise Co 5.6% 10/15/2054	30,000	29,763
HP Inc 6% 9/15/2041	170,000	178,327
		2,647,548
TOTAL INFORMATION TECHNOLOGY		11,859,873

Materials - 0.6%
Chemicals - 0.5%
Air Products and Chemicals Inc 1.5% 10/15/2025	50,000	48,722
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	188,108
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	17,579
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	13,447
Albemarle Corp 4.65% 6/1/2027	50,000	49,757
Albemarle Corp 5.05% 6/1/2032	30,000	29,258
CF Industries Inc 5.15% 3/15/2034	70,000	69,206
Dow Chemical Co/The 2.1% 11/15/2030	100,000	85,970
Dow Chemical Co/The 3.6% 11/15/2050	30,000	21,807
Dow Chemical Co/The 4.25% 10/1/2034	55,000	51,372
Dow Chemical Co/The 4.375% 11/15/2042	20,000	17,144
Dow Chemical Co/The 4.8% 5/15/2049	40,000	35,436
Dow Chemical Co/The 5.55% 11/30/2048	50,000	49,227
Dow Chemical Co/The 6.9% 5/15/2053	10,000	11,553
DuPont de Nemours Inc 4.725% 11/15/2028	20,000	20,164
DuPont de Nemours Inc 5.319% 11/15/2038	6,000	6,233
DuPont de Nemours Inc 5.419% 11/15/2048	72,000	76,046
Ecolab Inc 1.3% 1/30/2031	125,000	102,482
Ecolab Inc 2.125% 2/1/2032	50,000	42,249
Ecolab Inc 2.7% 12/15/2051	25,000	16,015
Huntsman Intl LLC 4.5% 5/1/2029	30,000	28,887
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	88,810
LYB International Finance BV 4.875% 3/15/2044	20,000	17,988
LYB International Finance BV 5.25% 7/15/2043	50,000	47,252
LYB International Finance II BV 3.5% 3/2/2027	90,000	87,673
LYB International Finance III LLC 3.375% 10/1/2040	50,000	38,220
LYB International Finance III LLC 3.625% 4/1/2051	50,000	35,687
LyondellBasell Industries NV 4.625% 2/26/2055	20,000	16,700
Mosaic Co/The 4.05% 11/15/2027	70,000	68,733
Mosaic Co/The 5.625% 11/15/2043	20,000	19,665
RPM International Inc 2.95% 1/15/2032	20,000	17,673
RPM International Inc 3.75% 3/15/2027	50,000	48,936
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	292,348
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	47,530
Westlake Corp 3.125% 8/15/2051	70,000	45,901
		1,853,778
Construction Materials - 0.0%
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	47,352
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	53,762
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	20,041
Martin Marietta Materials Inc 5.5% 12/1/2054	20,000	20,062
Vulcan Materials Co 5.35% 12/1/2034	70,000	71,544
		212,761
Containers & Packaging - 0.1%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,303
International Paper Co 4.35% 8/15/2048	30,000	25,458
International Paper Co 7.3% 11/15/2039	50,000	59,168
Packaging Corp of America 3% 12/15/2029	110,000	101,577
Sonoco Products Co 4.6% 9/1/2029	130,000	127,741
WRKCo Inc 3% 6/15/2033	120,000	103,172
WRKCo Inc 4% 3/15/2028	100,000	97,476
WRKCo Inc 4.9% 3/15/2029	10,000	10,013
		574,908
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	82,304
Newmont Corp 2.8% 10/1/2029	70,000	64,492
Newmont Corp 5.45% 6/9/2044	50,000	50,187
		196,983
TOTAL MATERIALS		2,838,430

Real Estate - 0.9%
Diversified REITs - 0.0%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	112,704
Piedmont Operating Partnership LP 9.25% 7/20/2028	20,000	22,075
Store Capital LLC 4.5% 3/15/2028	50,000	48,741
VICI Properties LP 5.625% 5/15/2052	55,000	52,618
WP Carey Inc 2.45% 2/1/2032	30,000	25,159
		261,297
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	63,275
Alexandria Real Estate Equities Inc 3% 5/18/2051	100,000	65,400
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	20,000	20,126
Healthpeak OP LLC 2.875% 1/15/2031	210,000	188,231
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	36,023
Ventas Realty LP 4.875% 4/15/2049	80,000	72,377
Welltower OP LLC 2.7% 2/15/2027	120,000	115,551
Welltower OP LLC 4.95% 9/1/2048	36,000	33,926
		594,909
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	83,094
Prologis LP 1.75% 2/1/2031	100,000	84,453
Prologis LP 4.625% 1/15/2033	50,000	49,458
Prologis LP 5.25% 3/15/2054	20,000	19,814
Prologis LP 5.25% 6/15/2053	40,000	39,450
		276,269
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	40,000	38,414
Boston Properties LP 2.9% 3/15/2030	40,000	35,688
Boston Properties LP 3.25% 1/30/2031	107,000	95,040
Boston Properties LP 5.75% 1/15/2035	30,000	30,099
COPT Defense Properties LP 2.75% 4/15/2031	40,000	34,420
Kilroy Realty LP 3.05% 2/15/2030	50,000	44,270
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,185
		288,116
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.875% 3/1/2026	50,000	49,980
CBRE Services Inc 5.95% 8/15/2034	30,000	31,631
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,358
Digital Realty Trust LP 5.55% 1/15/2028	35,000	35,821
Essex Portfolio LP 2.55% 6/15/2031	20,000	17,290
Essex Portfolio LP 2.65% 3/15/2032	70,000	60,020
Extra Space Storage LP 3.9% 4/1/2029	120,000	115,581
Extra Space Storage LP 5.35% 1/15/2035	50,000	50,289
Extra Space Storage LP 5.4% 2/1/2034	10,000	10,118
Mid-America Apartments LP 4.2% 6/15/2028	75,000	73,977
Mid-America Apartments LP 5.3% 2/15/2032	30,000	30,777
		500,842
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	75,000	75,163
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,353
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	88,810
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	30,727
ERP Operating LP 4.5% 7/1/2044	50,000	45,073
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,303
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	46,814
Sun Communities Operating LP 2.7% 7/15/2031	40,000	34,276
UDR Inc 2.1% 6/15/2033	35,000	27,658
UDR Inc 3.2% 1/15/2030	40,000	37,032
		418,209
Retail REITs - 0.2%
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	45,904
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,442
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,702
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,280
Federal Realty OP LP 3.5% 6/1/2030	50,000	46,416
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	101,018
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	145,061
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	9,734
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	21,880
NNN REIT Inc 3% 4/15/2052	50,000	32,476
NNN REIT Inc 5.5% 6/15/2034	20,000	20,438
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,412
Realty Income Corp 2.85% 12/15/2032	105,000	90,508
Realty Income Corp 4% 7/15/2029	60,000	58,346
Realty Income Corp 4.125% 10/15/2026	75,000	74,270
Realty Income Corp 4.9% 7/15/2033	50,000	49,432
Regency Centers LP 3.7% 6/15/2030	50,000	47,381
Regency Centers LP 5.1% 1/15/2035	30,000	29,916
Regency Centers LP 5.25% 1/15/2034	20,000	20,291
Simon Property Group LP 2.2% 2/1/2031	100,000	86,351
Simon Property Group LP 2.65% 7/15/2030	50,000	44,842
Simon Property Group LP 3.375% 12/1/2027	125,000	121,428
Simon Property Group LP 4.75% 3/15/2042	55,000	51,024
Simon Property Group LP 5.85% 3/8/2053	20,000	21,089
Simon Property Group LP 6.65% 1/15/2054	30,000	34,996
		1,208,637
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	40,000	38,874
American Tower Corp 2.1% 6/15/2030	60,000	52,020
American Tower Corp 3.1% 6/15/2050	60,000	40,773
American Tower Corp 3.55% 7/15/2027	100,000	97,242
American Tower Corp 3.6% 1/15/2028	110,000	106,428
American Tower Corp 3.7% 10/15/2049	10,000	7,597
American Tower Corp 5.4% 1/31/2035	30,000	30,450
American Tower Corp 5.9% 11/15/2033	70,000	73,649
Crown Castle Inc 1.35% 7/15/2025	23,000	22,508
Crown Castle Inc 2.25% 1/15/2031	145,000	123,350
Crown Castle Inc 2.9% 4/1/2041	60,000	43,742
Crown Castle Inc 3.25% 1/15/2051	47,000	32,695
Crown Castle Inc 4.15% 7/1/2050	50,000	40,370
CubeSmart LP 3% 2/15/2030	50,000	45,417
EPR Properties 4.5% 6/1/2027	50,000	49,224
Public Storage Operating Co 5.1% 8/1/2033	80,000	81,315
Weyerhaeuser Co 4% 11/15/2029	75,000	72,293
		957,947
TOTAL REAL ESTATE		4,506,226

Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 3.8% 10/1/2047	65,000	49,202
AEP Texas Inc 5.7% 5/15/2034	25,000	25,762
Avangrid Inc 3.2% 4/15/2025	70,000	69,532
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	38,078
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	50,417
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	65,386
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	30,053
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	91,953
Commonwealth Edison Co 3.8% 10/1/2042	125,000	103,657
Commonwealth Edison Co 4% 3/1/2048	86,000	70,648
Commonwealth Edison Co 5.3% 6/1/2034	80,000	82,417
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	16,814
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	20,218
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	40,137
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	35,242
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	108,111
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	40,229
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	51,180
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	51,174
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	31,646
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	109,756
Entergy Tex Inc 5.8% 9/1/2053	30,000	31,374
Eversource Energy 2.55% 3/15/2031	125,000	108,574
Eversource Energy 5.45% 3/1/2028	200,000	204,535
Exelon Corp 2.75% 3/15/2027	160,000	153,305
Exelon Corp 3.4% 4/15/2026	190,000	186,815
Exelon Corp 4.1% 3/15/2052	65,000	52,515
Exelon Corp 4.45% 4/15/2046	20,000	17,422
Exelon Corp 5.3% 3/15/2033	20,000	20,420
Exelon Corp 5.45% 3/15/2034	35,000	35,868
ITC Holdings Corp 3.25% 6/30/2026	50,000	48,847
National Grid USA 5.803% 4/1/2035	10,000	10,323
Nevada Power Co 3.125% 8/1/2050	50,000	33,930
NSTAR Electric Co 4.95% 9/15/2052	40,000	37,893
Ohio Power Co 2.9% 10/1/2051	20,000	12,763
Ohio Power Co 5% 6/1/2033	50,000	49,684
Oncor Electric Delivery Co LLC 0.55% 10/1/2025	83,000	80,297
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	20,113
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	24,086
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	44,328
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	9,496
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	85,350
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	31,627
PECO Energy Co 3.9% 3/1/2048	50,000	40,681
PECO Energy Co 4.6% 5/15/2052	30,000	27,397
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	109,803
Potomac Electric Power Co 6.5% 11/15/2037	30,000	33,979
PPL Electric Utilities Corp 3% 10/1/2049	30,000	20,925
PPL Electric Utilities Corp 5% 5/15/2033	50,000	50,665
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	20,150
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	19,595
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	56,976
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	67,682
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	81,620
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	10,162
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,371
Tampa Electric Co 3.625% 6/15/2050	70,000	52,423
		3,110,606
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	96,594
Atmos Energy Corp 4.125% 10/15/2044	75,000	64,197
Atmos Energy Corp 4.125% 3/15/2049	30,000	24,893
Atmos Energy Corp 5.9% 11/15/2033	40,000	42,961
ONE Gas Inc 5.1% 4/1/2029	90,000	91,641
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	69,674
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,494
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	29,761
Southern California Gas Co 2.55% 2/1/2030	90,000	81,591
Southern California Gas Co 3.75% 9/15/2042	20,000	16,385
Southern California Gas Co 5.05% 9/1/2034	30,000	30,399
Southern California Gas Co 5.2% 6/1/2033	50,000	51,086
Southern California Gas Co 5.6% 4/1/2054	10,000	10,367
Southwest Gas Corp 4.15% 6/1/2049	20,000	16,084
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,758
		671,885
Multi-Utilities - 0.2%
CMS Energy Corp 3.45% 8/15/2027	60,000	58,051
Consumers Energy Co 4.35% 4/15/2049	100,000	87,888
Consumers Energy Co 4.9% 2/15/2029	80,000	80,960
NiSource Inc 4.375% 5/15/2047	165,000	142,163
NiSource Inc 6.95% 11/30/2054 (b)	30,000	30,689
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	41,070
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	66,979
Sempra 3.4% 2/1/2028	26,000	24,982
Sempra 3.8% 2/1/2038	30,000	25,732
Sempra 4% 2/1/2048	86,000	68,798
Sempra 6.875% 10/1/2054 (b)	80,000	81,777
		709,089
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	90,000	86,175
American Water Capital Corp 3.75% 9/1/2047	80,000	62,798
American Water Capital Corp 4.3% 9/1/2045	25,000	21,625
American Water Capital Corp 6.593% 10/15/2037	64,000	72,651
		243,249
TOTAL UTILITIES		4,734,829

TOTAL UNITED STATES		107,382,525
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $144,495,110)		136,747,803

U.S. Government Agency - Mortgage Securities - 26.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.2%
Fannie Mae 3% 3/1/2050	6,708	5,929
Fannie Mae 5% 8/1/2053	90,228	88,578
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	154,589	135,032
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	95,959	73,324
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	393,457	346,630
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	171,642	150,034
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	633,866	554,069
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	159,831	122,129
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	92,132	70,399
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	204,248	179,557
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	83,253	72,720
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	87,389	66,775
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	77,224	67,454
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	86,247	65,903
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	95,163	72,715
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	209,978	160,447
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	227,180	204,887
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	97,860	87,767
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	340,965	275,421
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	75,325	60,845
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	107,782	87,063
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	215,064	172,916
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	90,871	81,584
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	745,953	599,527
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	892,063	717,235
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	900,229	812,452
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	72,767	65,330
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,168,248	2,559,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	94,533	76,597
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	251,005	204,715
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	244,399	198,564
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	326,566	264,912
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	540,015	434,013
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	300,762	269,744
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,675,026	1,353,035
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	191,764	155,380
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	54,066	43,673
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	120,018	97,022
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	384,139	308,495
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	107,402	86,253
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	166,223	149,080
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	211,742	170,642
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	511,658	458,890
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	948,395	764,306
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	757,342	608,917
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	154,143	139,257
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	121,193	97,971
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	378,182	305,720
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	56,000	45,235
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	91,217	73,739
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	16,906	13,667
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	225,164	182,373
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	25,848	25,332
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	28,569	24,154
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	334,347	282,052
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	45,835	38,694
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	87,144	80,887
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	87,421	80,516
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	402,026	338,266
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,129,516	950,379
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	62,865	53,072
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	35,591	32,991
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	25,707	21,815
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	49,352	41,448
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	125,655	118,488
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	245,386	224,643
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	255,646	215,661
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	325,899	275,639
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	284,911	241,328
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	358,403	303,802
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	24,367	20,411
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	235,417	208,159
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	22,014	18,646
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	152,690	140,581
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	148,668	137,622
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	81,743	68,856
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	756,393	634,778
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	12,449	11,629
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	36,123	31,297
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	61,568	52,054
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	300,223	252,890
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	335,656	298,051
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	88,051	74,361
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	595,971	502,011
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	757,945	639,870
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	53,155	49,222
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	107,395	98,979
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	17,849	14,968
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	34,035	31,506
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	135,326	115,175
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	121,838	103,619
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	185,590	156,330
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	378,419	317,339
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	146,678	122,866
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	59,753	55,313
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	43,600	40,360
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	34,519	30,922
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	187,980	158,754
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	23,617	19,990
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	23,337	22,687
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	65,587	62,262
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	214,801	181,406
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	275,616	233,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	93,878	89,277
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	47,635	43,090
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	60,285	53,586
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	471,290	415,680
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	29,368	25,903
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	272,939	239,283
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	9,671	8,751
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	50,654	45,812
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	243,042	214,516
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	70,223	62,463
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	22,880	20,252
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	29,107	25,827
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	76,900	67,874
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	13,192	12,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	19,394	17,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	36,115	32,124
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	169,515	153,367
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	20,544	18,376
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	244,499	213,128
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	102,351	97,336
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	28,672	27,241
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	39,399	37,666
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,926	8,973
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	11,736	10,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	25,596	22,712
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	414,538	365,624
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	47,519	41,660
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	9,251	8,829
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	20,798	19,877
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	25,908	24,786
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	314,894	300,724
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	20,176	19,156
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	118,227	106,889
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	16,615	15,021
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	111,770	100,994
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	14,698	13,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	58,684	51,760
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	81,625	72,274
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	227,697	201,612
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	76,815	67,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	12,763	11,301
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	31,329	30,029
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	37,181	33,617
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	32,308	29,174
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	311,697	282,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	160,731	145,405
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	149,924	135,803
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	32,901	29,122
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	14,927	14,308
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	480,728	452,547
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	52,619	47,593
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	449,234	395,103
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	317,062	276,380
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	30,325	28,839
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	133,536	117,946
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	26,978	25,706
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	70,407	63,609
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	9,120	8,089
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	307,649	273,655
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	497,912	434,493
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	21,048	20,131
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	39,248	35,474
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	614,808	549,372
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	15,705	13,930
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	549,044	483,401
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,230	11,783
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,115	28,140
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,558	12,060
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	70,038	63,342
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	26,584	23,647
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	23,976	21,237
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	23,856	23,053
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	52,275	48,837
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	66,458	61,138
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	146,765	133,778
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	10,285	9,967
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	61,295	56,714
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	170,965	164,997
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	124,726	115,287
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	177,889	163,926
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	200,023	183,260
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	161,895	149,087
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	12,411	12,024
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,853	3,715
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	166,077	155,035
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	251,538	234,651
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	11,067	10,223
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	68,820	63,268
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	20,663	18,944
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	14,208	13,867
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	45,856	44,513
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	11,611	11,271
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	34,765	32,102
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	167,295	151,746
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	48,095	43,760
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	97,079	88,026
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	158,325	154,974
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	181,770	169,600
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	42,761	39,734
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	30,342	28,112
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	699,312	634,316
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	9,742	9,444
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	121,964	113,856
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	29,259	26,917
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	353,169	329,267
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	63,044	58,096
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	192,383	174,382
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,295	2,209
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	24,194	23,261
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,183	2,105
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,804	3,667
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,732	4,558
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	13,610	13,049
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	16,545	15,799
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,599	5,311
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	92,727	87,969
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	59,863	56,623
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	123,729	115,863
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	51,901	49,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	15,767	15,105
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	28,458	27,353
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	23,891	23,016
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	28,822	27,726
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	13,422	12,856
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	8,095	7,672
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	13,253	12,561
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	19,457	18,440
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2054	275,000	257,302
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	86,256	83,839
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	43,228	41,754
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,125	4,938
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	25,849	24,875
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	12,220	11,703
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	29,223	28,150
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	22,316	21,404
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	11,297	10,864
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	72,453	68,781
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	45,652	43,309
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	159,996	151,537
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2054	48,309	45,204
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	492,782	471,955
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	10,036	9,527
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,838	3,698
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	17,943	17,146
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	263,750	247,147
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	242,219	226,877
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	13,286	13,009
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	16,607	15,996
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	12,743	12,097
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	17,552	16,772
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	20,848	19,817
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	8,081	7,671
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	58,809	55,829
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	78,583	73,784
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,019	5,812
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	16,313	15,578
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	16,972	16,101
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	3,266	3,098
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	113,994	107,896
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	55,977	52,912
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	20,500	19,576
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	51,967	49,333
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	4,552	4,319
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	23,379	22,201
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	51,593	48,897
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,839	4,718
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	135,464	131,875
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,216	11,092
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,797	9,540
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	441,518	424,681
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	94,691	91,080
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	98,214	94,346
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	24,687	24,040
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	25,854	25,153
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	95,180	92,390
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	92,408	88,884
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	53,528	53,373
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,442	4,323
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	10,947	10,654
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	96,758	92,947
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	44,223	43,065
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	26,981	26,275
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	16,757	16,569
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	11,197	10,874
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	26,687	26,014
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	37,170	36,173
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	33,551	32,610
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	95,302	92,032
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	6,377	6,300
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	27,455	26,736
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	99,267	100,561
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	9,955	9,919
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	343,668	337,816
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	95,298	93,556
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	95,962	94,208
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	225,000	220,799
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	350,000	343,466
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	12,090	12,073
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	153,454	153,239
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	16,212	16,153
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	114,793	114,417
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	35,302	35,253
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,412	2,404
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	144,472	142,012
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	37,781	37,911
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	86,996	87,828
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	176,459	173,289
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	9,941	9,942
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	15,006	15,008
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,900	2,896
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	86,502	85,207
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	25,022	25,510
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,923	19,291
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	398,052	397,700
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	187,061	186,907
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	175,448	175,315
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	32,701	33,078
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	198,990	198,764
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	284,369	284,117
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	169,673	171,231
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	155,705	155,625
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	124,847	124,744
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	360,251	361,419
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	295,496	295,714
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	295,695	299,860
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	130,293	133,595
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	48,087	48,674
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	192,659	195,011
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	158,197	162,804
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	442,210	452,843
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	58,663	60,073
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	149,548	153,342
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	91,274	93,590
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	82,717	84,816
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	28,688	29,988
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	28,451	29,597
Freddie Mac Gold Pool 1.5% 10/1/2041	102,527	84,558
Freddie Mac Gold Pool 1.5% 10/1/2051	435,743	332,957
Freddie Mac Gold Pool 1.5% 10/1/2051	130,610	99,800
Freddie Mac Gold Pool 1.5% 11/1/2051	378,310	289,071
Freddie Mac Gold Pool 1.5% 12/1/2036	143,764	126,564
Freddie Mac Gold Pool 1.5% 2/1/2051	92,162	70,422
Freddie Mac Gold Pool 1.5% 3/1/2037	76,501	66,822
Freddie Mac Gold Pool 1.5% 3/1/2052	45,423	34,708
Freddie Mac Gold Pool 1.5% 6/1/2051	96,765	74,695
Freddie Mac Gold Pool 1.5% 7/1/2036	624,403	545,798
Freddie Mac Gold Pool 1.5% 7/1/2041	264,973	219,278
Freddie Mac Gold Pool 1.5% 7/1/2051	650,256	496,869
Freddie Mac Gold Pool 1.5% 7/1/2051	84,900	64,873
Freddie Mac Gold Pool 2% 1/1/2037	193,656	174,713
Freddie Mac Gold Pool 2% 1/1/2051	119,419	96,463
Freddie Mac Gold Pool 2% 1/1/2051	173,796	140,822
Freddie Mac Gold Pool 2% 1/1/2051	18,507	14,949
Freddie Mac Gold Pool 2% 1/1/2052	1,020,022	819,161
Freddie Mac Gold Pool 2% 1/1/2052	545,315	437,932
Freddie Mac Gold Pool 2% 10/1/2036	139,834	125,544
Freddie Mac Gold Pool 2% 10/1/2051	165,139	132,775
Freddie Mac Gold Pool 2% 11/1/2050	604,986	488,689
Freddie Mac Gold Pool 2% 11/1/2051	376,159	302,322
Freddie Mac Gold Pool 2% 11/1/2051	258,727	208,992
Freddie Mac Gold Pool 2% 11/1/2051	249,404	201,461
Freddie Mac Gold Pool 2% 12/1/2036	282,110	253,280
Freddie Mac Gold Pool 2% 12/1/2036	68,943	62,135
Freddie Mac Gold Pool 2% 12/1/2051	334,966	272,145
Freddie Mac Gold Pool 2% 2/1/2036	227,658	204,819
Freddie Mac Gold Pool 2% 3/1/2037	136,827	122,715
Freddie Mac Gold Pool 2% 3/1/2052	65,883	52,868
Freddie Mac Gold Pool 2% 3/1/2052	81,864	66,178
Freddie Mac Gold Pool 2% 3/1/2052	245,531	199,330
Freddie Mac Gold Pool 2% 4/1/2036	183,578	165,162
Freddie Mac Gold Pool 2% 4/1/2037	221,808	199,280
Freddie Mac Gold Pool 2% 4/1/2042	635,867	542,446
Freddie Mac Gold Pool 2% 4/1/2051	263,639	211,641
Freddie Mac Gold Pool 2% 4/1/2052	170,642	137,946
Freddie Mac Gold Pool 2% 4/1/2052	93,380	75,663
Freddie Mac Gold Pool 2% 5/1/2051	1,935,125	1,559,506
Freddie Mac Gold Pool 2% 7/1/2050	485,356	392,359
Freddie Mac Gold Pool 2% 7/1/2051	232,914	188,578
Freddie Mac Gold Pool 2% 8/1/2037	460,276	412,808
Freddie Mac Gold Pool 2% 8/1/2050	287,553	232,456
Freddie Mac Gold Pool 2% 8/1/2051	324,995	261,303
Freddie Mac Gold Pool 2% 8/1/2051	21,884	17,677
Freddie Mac Gold Pool 2% 9/1/2041	788,922	669,317
Freddie Mac Gold Pool 2% 9/1/2050	278,333	225,002
Freddie Mac Gold Pool 2.5% 10/1/2050	319,818	269,796
Freddie Mac Gold Pool 2.5% 10/1/2050	311,879	265,632
Freddie Mac Gold Pool 2.5% 10/1/2051	764,677	643,402
Freddie Mac Gold Pool 2.5% 10/1/2051	273,202	228,849
Freddie Mac Gold Pool 2.5% 10/1/2051	24,540	20,556
Freddie Mac Gold Pool 2.5% 11/1/2046	13,902	12,045
Freddie Mac Gold Pool 2.5% 11/1/2050	155,070	131,882
Freddie Mac Gold Pool 2.5% 11/1/2051	305,762	256,791
Freddie Mac Gold Pool 2.5% 12/1/2049	30,371	25,678
Freddie Mac Gold Pool 2.5% 12/1/2051	278,792	235,797
Freddie Mac Gold Pool 2.5% 2/1/2052	833,141	699,186
Freddie Mac Gold Pool 2.5% 3/1/2033	20,537	19,377
Freddie Mac Gold Pool 2.5% 3/1/2052	523,572	439,390
Freddie Mac Gold Pool 2.5% 4/1/2042	152,870	133,928
Freddie Mac Gold Pool 2.5% 4/1/2052	478,863	402,917
Freddie Mac Gold Pool 2.5% 5/1/2051	675,989	569,413
Freddie Mac Gold Pool 2.5% 6/1/2050	84,370	71,253
Freddie Mac Gold Pool 2.5% 7/1/2050	164,932	139,290
Freddie Mac Gold Pool 2.5% 7/1/2051	428,598	361,026
Freddie Mac Gold Pool 2.5% 7/1/2051	734,677	618,160
Freddie Mac Gold Pool 2.5% 7/1/2052	222,518	186,393
Freddie Mac Gold Pool 2.5% 8/1/2035	81,591	75,529
Freddie Mac Gold Pool 2.5% 8/1/2051	685,640	576,900
Freddie Mac Gold Pool 2.5% 8/1/2051	147,371	123,446
Freddie Mac Gold Pool 2.5% 9/1/2035	76,720	71,020
Freddie Mac Gold Pool 2.5% 9/1/2050	514,776	434,743
Freddie Mac Gold Pool 2.5% 9/1/2051	213,109	179,310
Freddie Mac Gold Pool 3% 1/1/2033	54,970	52,479
Freddie Mac Gold Pool 3% 10/1/2043	82,902	75,201
Freddie Mac Gold Pool 3% 11/1/2026	11,133	10,943
Freddie Mac Gold Pool 3% 11/1/2049	113,406	100,024
Freddie Mac Gold Pool 3% 12/1/2034	31,186	29,629
Freddie Mac Gold Pool 3% 3/1/2045	16,563	14,835
Freddie Mac Gold Pool 3% 4/1/2045	21,625	19,442
Freddie Mac Gold Pool 3% 4/1/2049	102,586	90,706
Freddie Mac Gold Pool 3% 4/1/2050	43,647	38,633
Freddie Mac Gold Pool 3% 4/1/2051	458,739	402,746
Freddie Mac Gold Pool 3% 4/1/2052	296,511	259,022
Freddie Mac Gold Pool 3% 5/1/2029	32,576	31,902
Freddie Mac Gold Pool 3% 7/1/2038	275,540	259,368
Freddie Mac Gold Pool 3% 7/1/2045	5,856	5,239
Freddie Mac Gold Pool 3% 8/1/2049	140,784	124,260
Freddie Mac Gold Pool 3% 8/1/2051	57,133	49,802
Freddie Mac Gold Pool 3% 8/1/2052	1,073,516	948,523
Freddie Mac Gold Pool 3% 9/1/2034	1,547	1,470
Freddie Mac Gold Pool 3% 9/1/2051	285,796	249,126
Freddie Mac Gold Pool 3.5% 1/1/2050	215,140	197,111
Freddie Mac Gold Pool 3.5% 12/1/2033	20,655	20,018
Freddie Mac Gold Pool 3.5% 2/1/2034	11,606	11,245
Freddie Mac Gold Pool 3.5% 2/1/2043	22,106	20,654
Freddie Mac Gold Pool 3.5% 2/1/2047	166,995	154,044
Freddie Mac Gold Pool 3.5% 2/1/2048	87,009	80,146
Freddie Mac Gold Pool 3.5% 2/1/2048	7,135	6,579
Freddie Mac Gold Pool 3.5% 3/1/2048	61,284	56,604
Freddie Mac Gold Pool 3.5% 3/1/2050	249,600	230,711
Freddie Mac Gold Pool 3.5% 3/1/2051	226,583	206,887
Freddie Mac Gold Pool 3.5% 6/1/2034	20,346	19,712
Freddie Mac Gold Pool 3.5% 7/1/2046	134,818	125,247
Freddie Mac Gold Pool 3.5% 7/1/2049	84,219	77,214
Freddie Mac Gold Pool 3.5% 8/1/2046	75,381	69,671
Freddie Mac Gold Pool 3.5% 8/1/2052	443,083	401,625
Freddie Mac Gold Pool 3.5% 9/1/2033	20,281	19,655
Freddie Mac Gold Pool 3.5% 9/1/2042	31,803	29,703
Freddie Mac Gold Pool 3.5% 9/1/2052	134,168	121,615
Freddie Mac Gold Pool 4% 1/1/2041	13,048	12,591
Freddie Mac Gold Pool 4% 1/1/2041	26,838	25,901
Freddie Mac Gold Pool 4% 1/1/2044	15,128	14,511
Freddie Mac Gold Pool 4% 1/1/2047	84,400	80,650
Freddie Mac Gold Pool 4% 10/1/2034	16,335	15,995
Freddie Mac Gold Pool 4% 10/1/2042	5,464	5,256
Freddie Mac Gold Pool 4% 10/1/2048	154,843	146,704
Freddie Mac Gold Pool 4% 10/1/2050	134,321	126,768
Freddie Mac Gold Pool 4% 10/1/2051	98,132	92,392
Freddie Mac Gold Pool 4% 10/1/2052	92,310	87,018
Freddie Mac Gold Pool 4% 11/1/2036	31,012	30,096
Freddie Mac Gold Pool 4% 11/1/2037	74,986	72,885
Freddie Mac Gold Pool 4% 11/1/2048	4,254	4,037
Freddie Mac Gold Pool 4% 12/1/2040	14,221	13,725
Freddie Mac Gold Pool 4% 12/1/2049	87,777	82,999
Freddie Mac Gold Pool 4% 2/1/2034	21,567	21,111
Freddie Mac Gold Pool 4% 2/1/2041	4,586	4,420
Freddie Mac Gold Pool 4% 2/1/2041	17,015	16,426
Freddie Mac Gold Pool 4% 2/1/2043	22,151	21,270
Freddie Mac Gold Pool 4% 4/1/2042	10,384	10,020
Freddie Mac Gold Pool 4% 4/1/2049	160,211	152,542
Freddie Mac Gold Pool 4% 5/1/2045	5,394	5,187
Freddie Mac Gold Pool 4% 5/1/2048	8,651	8,223
Freddie Mac Gold Pool 4% 6/1/2047	420,372	397,631
Freddie Mac Gold Pool 4% 7/1/2042	4,689	4,524
Freddie Mac Gold Pool 4% 7/1/2045	21,875	21,088
Freddie Mac Gold Pool 4% 7/1/2049	47,373	44,839
Freddie Mac Gold Pool 4% 7/1/2052	679,248	636,489
Freddie Mac Gold Pool 4% 7/1/2052	41,796	39,165
Freddie Mac Gold Pool 4% 8/1/2038	102,709	99,831
Freddie Mac Gold Pool 4% 8/1/2049	73,929	69,975
Freddie Mac Gold Pool 4% 9/1/2040	4,414	4,260
Freddie Mac Gold Pool 4% 9/1/2045	37,203	35,537
Freddie Mac Gold Pool 4% 9/1/2048	142,492	135,353
Freddie Mac Gold Pool 4% 9/1/2048	73,416	69,649
Freddie Mac Gold Pool 4% 9/1/2048	50,205	47,629
Freddie Mac Gold Pool 4.5% 1/1/2049	9,322	9,075
Freddie Mac Gold Pool 4.5% 1/1/2050	47,505	46,202
Freddie Mac Gold Pool 4.5% 10/1/2048	25,846	25,169
Freddie Mac Gold Pool 4.5% 10/1/2052	401,239	385,969
Freddie Mac Gold Pool 4.5% 11/1/2040	334,160	330,412
Freddie Mac Gold Pool 4.5% 11/1/2049	48,087	46,783
Freddie Mac Gold Pool 4.5% 12/1/2048	15,933	15,511
Freddie Mac Gold Pool 4.5% 2/1/2053	89,724	86,583
Freddie Mac Gold Pool 4.5% 2/1/2054	96,864	93,049
Freddie Mac Gold Pool 4.5% 3/1/2049	50,434	49,082
Freddie Mac Gold Pool 4.5% 4/1/2050	67,242	65,376
Freddie Mac Gold Pool 4.5% 4/1/2053	89,958	86,499
Freddie Mac Gold Pool 4.5% 5/1/2049	11,550	11,241
Freddie Mac Gold Pool 4.5% 7/1/2041	29,870	29,515
Freddie Mac Gold Pool 4.5% 7/1/2048	36,774	35,811
Freddie Mac Gold Pool 4.5% 8/1/2048	59,436	57,880
Freddie Mac Gold Pool 4.5% 8/1/2048	93,657	91,205
Freddie Mac Gold Pool 4.5% 8/1/2052	428,913	412,589
Freddie Mac Gold Pool 4.5% 8/1/2054	24,582	23,612
Freddie Mac Gold Pool 4.5% 9/1/2048	9,478	9,242
Freddie Mac Gold Pool 4.5% 9/1/2052	95,943	92,291
Freddie Mac Gold Pool 5% 10/1/2053	99,572	97,860
Freddie Mac Gold Pool 5% 11/1/2052	96,740	95,093
Freddie Mac Gold Pool 5% 12/1/2048	25,758	25,722
Freddie Mac Gold Pool 5% 12/1/2052	177,860	175,165
Freddie Mac Gold Pool 5% 12/1/2053	98,656	96,822
Freddie Mac Gold Pool 5% 2/1/2049	5,505	5,494
Freddie Mac Gold Pool 5% 4/1/2039	85,608	85,792
Freddie Mac Gold Pool 5% 4/1/2053	364,754	358,200
Freddie Mac Gold Pool 5% 4/1/2053	179,802	177,471
Freddie Mac Gold Pool 5% 4/1/2053	93,534	91,824
Freddie Mac Gold Pool 5% 5/1/2050	16,269	16,206
Freddie Mac Gold Pool 5% 6/1/2053	90,712	89,082
Freddie Mac Gold Pool 5% 6/1/2053	183,423	180,612
Freddie Mac Gold Pool 5% 7/1/2054	98,840	97,003
Freddie Mac Gold Pool 5% 8/1/2052	183,040	180,152
Freddie Mac Gold Pool 5% 9/1/2052	253,956	249,870
Freddie Mac Gold Pool 5.5% 1/1/2053	74,481	74,614
Freddie Mac Gold Pool 5.5% 11/1/2053	457,642	457,266
Freddie Mac Gold Pool 5.5% 12/1/2052	194,489	194,937
Freddie Mac Gold Pool 5.5% 12/1/2054	725,000	724,404
Freddie Mac Gold Pool 5.5% 3/1/2053	344,497	344,859
Freddie Mac Gold Pool 5.5% 4/1/2053	176,673	176,694
Freddie Mac Gold Pool 5.5% 4/1/2054	184,143	183,934
Freddie Mac Gold Pool 5.5% 6/1/2039	87,663	88,676
Freddie Mac Gold Pool 5.5% 6/1/2049	41,163	41,965
Freddie Mac Gold Pool 5.5% 7/1/2039	89,935	90,974
Freddie Mac Gold Pool 5.5% 7/1/2053	275,751	275,610
Freddie Mac Gold Pool 5.5% 8/1/2053	92,286	92,220
Freddie Mac Gold Pool 5.5% 8/1/2053	98,601	98,520
Freddie Mac Gold Pool 5.5% 9/1/2039	31,168	31,538
Freddie Mac Gold Pool 5.5% 9/1/2053	169,603	171,212
Freddie Mac Gold Pool 6% 1/1/2053	261,863	265,552
Freddie Mac Gold Pool 6% 1/1/2053	170,564	173,020
Freddie Mac Gold Pool 6% 12/1/2052	498,956	505,984
Freddie Mac Gold Pool 6% 12/1/2053	172,878	175,043
Freddie Mac Gold Pool 6% 12/1/2053	196,166	200,930
Freddie Mac Gold Pool 6% 4/1/2054	355,376	365,046
Freddie Mac Gold Pool 6% 5/1/2054	195,274	197,659
Freddie Mac Gold Pool 6% 6/1/2053	168,633	170,850
Freddie Mac Gold Pool 6% 6/1/2054	99,324	100,537
Freddie Mac Gold Pool 6.5% 12/1/2053	110,016	113,934
Freddie Mac Gold Pool 6.5% 2/1/2054	202,913	209,821
Freddie Mac Gold Pool 6.5% 6/1/2054	210,250	218,853
Freddie Mac Gold Pool 6.5% 6/1/2054	104,145	109,009
Freddie Mac Gold Pool 6.5% 8/1/2053	80,764	82,762
Freddie Mac Gold Pool 6.5% 9/1/2053	490,795	502,940
Freddie Mac Gold Pool 6.5% 9/1/2054	120,354	126,021
Freddie Mac Gold Pool 7% 1/1/2054	30,979	32,411
Freddie Mac Non Gold Pool 5.5% 8/1/2054	24,815	24,787
Ginnie Mae I Pool 2.5% 7/20/2052	92,983	79,635
Ginnie Mae I Pool 3% 10/20/2042	51,387	46,626
Ginnie Mae I Pool 3% 7/20/2052	252,066	223,923
Ginnie Mae I Pool 3% 9/20/2052	92,132	81,874
Ginnie Mae I Pool 3.5% 10/20/2052	269,420	246,347
Ginnie Mae I Pool 3.5% 10/20/2054	49,996	45,695
Ginnie Mae I Pool 3.5% 11/20/2052	179,174	163,829
Ginnie Mae I Pool 3.5% 12/20/2052	189,254	173,031
Ginnie Mae I Pool 3.5% 7/20/2052	340,863	311,777
Ginnie Mae I Pool 4% 1/20/2053	176,910	166,717
Ginnie Mae I Pool 4% 10/20/2052	358,454	337,802
Ginnie Mae I Pool 4% 12/20/2052	46,557	43,867
Ginnie Mae I Pool 4% 3/20/2047	49,391	46,947
Ginnie Mae I Pool 4% 6/20/2053	92,957	87,558
Ginnie Mae I Pool 4% 7/20/2052	171,963	162,056
Ginnie Mae I Pool 4% 8/20/2052	172,750	162,797
Ginnie Mae I Pool 4.5% 10/20/2052	349,788	337,953
Ginnie Mae I Pool 4.5% 2/20/2053	89,726	86,718
Ginnie Mae I Pool 4.5% 4/20/2053	94,876	91,659
Ginnie Mae I Pool 4.5% 7/20/2052	169,858	164,284
Ginnie Mae I Pool 4.5% 8/20/2052	85,546	82,605
Ginnie Mae I Pool 5% 10/20/2052	262,249	258,972
Ginnie Mae I Pool 5% 12/20/2052	86,729	85,645
Ginnie Mae I Pool 5% 4/20/2053	269,073	265,626
Ginnie Mae I Pool 5% 9/20/2052	254,015	251,079
Ginnie Mae I Pool 5.5% 1/20/2053	81,007	81,272
Ginnie Mae I Pool 5.5% 12/20/2052	242,314	243,410
Ginnie Mae I Pool 5.5% 2/20/2053	82,499	82,872
Ginnie Mae I Pool 5.5% 4/20/2053	43,333	43,447
Ginnie Mae I Pool 5.5% 5/20/2053	177,937	178,408
Ginnie Mae I Pool 5.5% 6/20/2053	218,617	219,127
Ginnie Mae I Pool 6% 12/20/2052	282,108	285,368
Ginnie Mae I Pool 6% 4/20/2053	74,876	75,998
Ginnie Mae I Pool 6.5% 12/20/2052	55,612	56,547
Ginnie Mae II Pool 1.5% 5/20/2051	38,262	30,250
Ginnie Mae II Pool 2% 1/1/2055 (f)	50,000	41,148
Ginnie Mae II Pool 2% 1/20/2052	57,199	47,034
Ginnie Mae II Pool 2% 11/20/2051	551,924	454,104
Ginnie Mae II Pool 2% 12/1/2054 (f)	450,000	369,984
Ginnie Mae II Pool 2% 12/20/2050	1,578,487	1,299,218
Ginnie Mae II Pool 2% 12/20/2051	79,936	65,769
Ginnie Mae II Pool 2% 2/20/2051	574,508	472,865
Ginnie Mae II Pool 2% 2/20/2052	98,546	81,034
Ginnie Mae II Pool 2% 3/20/2051	920,728	757,831
Ginnie Mae II Pool 2% 4/20/2051	515,153	423,689
Ginnie Mae II Pool 2% 4/20/2052	97,841	80,454
Ginnie Mae II Pool 2% 5/20/2052	238,509	196,125
Ginnie Mae II Pool 2% 6/20/2051	333,360	274,382
Ginnie Mae II Pool 2% 7/20/2051	110,065	90,592
Ginnie Mae II Pool 2.5% 1/20/2051	115,201	98,753
Ginnie Mae II Pool 2.5% 10/20/2050	394,559	338,288
Ginnie Mae II Pool 2.5% 11/20/2050	176,276	151,136
Ginnie Mae II Pool 2.5% 12/1/2054 (f)	500,000	427,500
Ginnie Mae II Pool 2.5% 12/20/2049	85,177	73,082
Ginnie Mae II Pool 2.5% 12/20/2050	157,944	135,443
Ginnie Mae II Pool 2.5% 12/20/2051	91,693	78,444
Ginnie Mae II Pool 2.5% 2/20/2051	113,970	97,591
Ginnie Mae II Pool 2.5% 2/20/2052	495,497	423,747
Ginnie Mae II Pool 2.5% 3/20/2050	52,147	44,743
Ginnie Mae II Pool 2.5% 3/20/2051	61,617	52,762
Ginnie Mae II Pool 2.5% 4/20/2052	83,102	71,081
Ginnie Mae II Pool 2.5% 5/20/2050	132,193	113,422
Ginnie Mae II Pool 2.5% 5/20/2051	475,190	406,751
Ginnie Mae II Pool 2.5% 5/20/2052	189,895	162,427
Ginnie Mae II Pool 2.5% 6/20/2051	151,897	129,973
Ginnie Mae II Pool 2.5% 7/20/2051	1,266,848	1,083,996
Ginnie Mae II Pool 2.5% 8/20/2050	176,073	151,072
Ginnie Mae II Pool 2.5% 8/20/2051	400,385	342,595
Ginnie Mae II Pool 2.5% 9/20/2050	401,226	344,255
Ginnie Mae II Pool 2.5% 9/20/2051	151,685	129,792
Ginnie Mae II Pool 3% 1/1/2055 (f)	75,000	66,530
Ginnie Mae II Pool 3% 1/20/2043	3,201	2,902
Ginnie Mae II Pool 3% 1/20/2050	246,223	219,329
Ginnie Mae II Pool 3% 10/20/2050	252,856	225,158
Ginnie Mae II Pool 3% 11/20/2047	17,375	15,526
Ginnie Mae II Pool 3% 11/20/2049	65,119	58,006
Ginnie Mae II Pool 3% 11/20/2051	45,796	40,654
Ginnie Mae II Pool 3% 11/20/2053	91,630	81,658
Ginnie Mae II Pool 3% 12/1/2054 (f)	275,000	243,805
Ginnie Mae II Pool 3% 12/20/2047	104,379	93,272
Ginnie Mae II Pool 3% 12/20/2049	81,798	72,863
Ginnie Mae II Pool 3% 2/20/2046	70,016	62,762
Ginnie Mae II Pool 3% 2/20/2050	81,043	72,191
Ginnie Mae II Pool 3% 2/20/2051	194,975	173,724
Ginnie Mae II Pool 3% 3/20/2043	3,279	2,972
Ginnie Mae II Pool 3% 3/20/2048	33,592	30,017
Ginnie Mae II Pool 3% 3/20/2052	285,441	253,125
Ginnie Mae II Pool 3% 4/20/2048	39,398	35,206
Ginnie Mae II Pool 3% 4/20/2050	168,763	150,329
Ginnie Mae II Pool 3% 4/20/2051	33,424	29,739
Ginnie Mae II Pool 3% 4/20/2052	151,119	134,010
Ginnie Mae II Pool 3% 5/20/2052	546,236	484,737
Ginnie Mae II Pool 3% 6/20/2050	92,134	82,042
Ginnie Mae II Pool 3% 6/20/2052	398,909	354,745
Ginnie Mae II Pool 3% 7/20/2042	4,356	3,953
Ginnie Mae II Pool 3% 7/20/2046	31,616	28,321
Ginnie Mae II Pool 3% 7/20/2049	56,755	50,609
Ginnie Mae II Pool 3% 7/20/2050	53,242	47,410
Ginnie Mae II Pool 3% 8/20/2043	3,550	3,212
Ginnie Mae II Pool 3% 8/20/2046	158,151	141,667
Ginnie Mae II Pool 3% 8/20/2050	56,702	50,490
Ginnie Mae II Pool 3% 8/20/2051	123,909	110,036
Ginnie Mae II Pool 3.5% 1/1/2055 (f)	275,000	251,518
Ginnie Mae II Pool 3.5% 1/20/2048	54,286	50,176
Ginnie Mae II Pool 3.5% 1/20/2050	223,457	205,629
Ginnie Mae II Pool 3.5% 10/20/2048	12,969	11,967
Ginnie Mae II Pool 3.5% 11/20/2054	75,000	68,548
Ginnie Mae II Pool 3.5% 12/1/2054 (f)	300,000	274,242
Ginnie Mae II Pool 3.5% 12/20/2049	30,654	28,209
Ginnie Mae II Pool 3.5% 2/20/2046	108,514	100,637
Ginnie Mae II Pool 3.5% 2/20/2049	86,548	79,859
Ginnie Mae II Pool 3.5% 2/20/2051	212,953	195,914
Ginnie Mae II Pool 3.5% 3/20/2048	55,143	50,916
Ginnie Mae II Pool 3.5% 3/20/2049	69,676	64,226
Ginnie Mae II Pool 3.5% 3/20/2050	246,612	226,937
Ginnie Mae II Pool 3.5% 3/20/2051	214,613	197,440
Ginnie Mae II Pool 3.5% 4/20/2046	82,089	76,104
Ginnie Mae II Pool 3.5% 4/20/2049	11,925	10,992
Ginnie Mae II Pool 3.5% 5/20/2046	39,397	36,525
Ginnie Mae II Pool 3.5% 5/20/2051	31,139	28,648
Ginnie Mae II Pool 3.5% 5/20/2052	167,498	153,153
Ginnie Mae II Pool 3.5% 5/20/2054	96,353	88,244
Ginnie Mae II Pool 3.5% 7/20/2049	20,649	19,015
Ginnie Mae II Pool 3.5% 8/20/2049	7,284	6,703
Ginnie Mae II Pool 3.5% 9/20/2049	14,176	13,045
Ginnie Mae II Pool 4% 1/20/2049	30,313	28,756
Ginnie Mae II Pool 4% 10/20/2048	22,228	21,087
Ginnie Mae II Pool 4% 10/20/2049	29,924	28,350
Ginnie Mae II Pool 4% 11/20/2049	33,926	32,141
Ginnie Mae II Pool 4% 12/20/2047	14,294	13,573
Ginnie Mae II Pool 4% 12/20/2049	42,450	40,216
Ginnie Mae II Pool 4% 12/20/2050	42,485	40,190
Ginnie Mae II Pool 4% 2/20/2050	53,974	51,168
Ginnie Mae II Pool 4% 3/20/2050	178,893	169,481
Ginnie Mae II Pool 4% 4/20/2047	18,869	17,935
Ginnie Mae II Pool 4% 4/20/2049	20,065	19,022
Ginnie Mae II Pool 4% 4/20/2050	24,104	22,835
Ginnie Mae II Pool 4% 5/20/2048	39,775	37,744
Ginnie Mae II Pool 4% 5/20/2050	26,640	25,238
Ginnie Mae II Pool 4% 5/20/2054	224,071	210,741
Ginnie Mae II Pool 4% 6/20/2048	10,688	10,142
Ginnie Mae II Pool 4% 6/20/2051	58,713	55,427
Ginnie Mae II Pool 4% 8/20/2048	43,589	41,363
Ginnie Mae II Pool 4% 8/20/2054	149,307	140,425
Ginnie Mae II Pool 4.5% 1/20/2049	90,895	88,529
Ginnie Mae II Pool 4.5% 10/20/2053	95,949	92,598
Ginnie Mae II Pool 4.5% 11/20/2048	17,975	17,513
Ginnie Mae II Pool 4.5% 12/1/2054 (f)	225,000	217,125
Ginnie Mae II Pool 4.5% 12/20/2049	13,861	13,500
Ginnie Mae II Pool 4.5% 12/20/2050	57,587	56,178
Ginnie Mae II Pool 4.5% 12/20/2053	97,331	93,931
Ginnie Mae II Pool 4.5% 2/20/2049	9,218	8,978
Ginnie Mae II Pool 4.5% 2/20/2050	76,652	74,657
Ginnie Mae II Pool 4.5% 4/20/2049	11,084	10,796
Ginnie Mae II Pool 4.5% 4/20/2050	23,287	22,673
Ginnie Mae II Pool 4.5% 4/20/2051	56,359	54,980
Ginnie Mae II Pool 4.5% 5/20/2049	17,287	16,837
Ginnie Mae II Pool 4.5% 5/20/2054	98,846	95,386
Ginnie Mae II Pool 4.5% 6/20/2054	173,335	167,267
Ginnie Mae II Pool 4.5% 7/20/2053	94,072	90,830
Ginnie Mae II Pool 4.5% 8/20/2048	45,570	44,427
Ginnie Mae II Pool 4.5% 9/20/2049	17,685	17,230
Ginnie Mae II Pool 5% 10/20/2048	8,555	8,560
Ginnie Mae II Pool 5% 11/20/2049	27,765	27,852
Ginnie Mae II Pool 5% 11/20/2053	95,377	94,156
Ginnie Mae II Pool 5% 12/1/2054 (f)	475,000	468,320
Ginnie Mae II Pool 5% 12/20/2047	13,574	13,706
Ginnie Mae II Pool 5% 3/20/2049	8,875	8,881
Ginnie Mae II Pool 5% 3/20/2050	18,131	18,267
Ginnie Mae II Pool 5% 5/20/2054	98,859	97,546
Ginnie Mae II Pool 5% 6/20/2048	28,750	28,804
Ginnie Mae II Pool 5% 6/20/2054	99,012	97,697
Ginnie Mae II Pool 5% 7/20/2048	7,985	8,000
Ginnie Mae II Pool 5% 7/20/2053	185,509	183,133
Ginnie Mae II Pool 5% 8/20/2053	94,145	92,880
Ginnie Mae II Pool 5% 9/20/2053	93,234	91,982
Ginnie Mae II Pool 5.5% 1/1/2055 (f)	325,000	325,190
Ginnie Mae II Pool 5.5% 10/20/2053	182,024	182,335
Ginnie Mae II Pool 5.5% 12/1/2054 (f)	800,000	801,062
Ginnie Mae II Pool 5.5% 12/20/2048	9,227	9,459
Ginnie Mae II Pool 5.5% 2/20/2054	251,391	251,821
Ginnie Mae II Pool 5.5% 7/20/2054	248,230	248,732
Ginnie Mae II Pool 5.5% 8/20/2054	248,756	249,221
Ginnie Mae II Pool 5.5% 9/20/2053	174,363	174,770
Ginnie Mae II Pool 6% 1/1/2055 (f)	1,175,000	1,186,383
Ginnie Mae II Pool 6% 12/1/2054 (f)	1,800,000	1,818,845
Ginnie Mae II Pool 6.5% 1/1/2055 (f)	600,000	609,773
Ginnie Mae II Pool 6.5% 12/1/2054 (f)	1,600,000	1,626,750
Ginnie Mae II Pool 6.5% 7/20/2053	128,421	130,529
Uniform Mortgage Backed Securities 2% 1/1/2055 (f)	1,725,000	1,384,649
Uniform Mortgage Backed Securities 2% 12/1/2054 (f)	4,000,000	3,206,876
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (f)	1,825,000	1,527,867
Uniform Mortgage Backed Securities 3% 12/1/2054 (f)	675,000	588,146
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (f)	1,550,000	1,404,566
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (f)	725,000	696,340
Uniform Mortgage Backed Securities 5% 12/1/2054 (f)	1,150,000	1,128,348
Uniform Mortgage Backed Securities 5.5% 12/1/2054 (f)	1,175,000	1,173,348
Uniform Mortgage Backed Securities 6% 12/1/2054 (f)	2,200,000	2,226,469
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (f)	50,000	51,189
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (f)	800,000	819,125
Uniform Mortgage Backed Securities 7% 12/1/2054 (f)	675,000	699,469
TOTAL UNITED STATES		128,216,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $137,477,007)		128,216,224

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Fannie Mae 0.375% 8/25/2025	95,000	92,282
Fannie Mae 0.5% 6/17/2025	240,000	234,863
Fannie Mae 0.75% 10/8/2027	125,000	113,890
Fannie Mae 0.875% 8/5/2030	83,000	69,301
Fannie Mae 6.625% 11/15/2030	229,000	258,217
Federal Home Loan Bank 0.375% 9/4/2025	70,000	67,924
Federal Home Loan Bank 1.25% 10/26/2026	930,000	877,880
Federal Home Loan Bank 3.25% 11/16/2028	10,000	9,718
Federal Home Loan Bank 3.25% 6/9/2028	55,000	53,472
Freddie Mac Non Gold Pool 0.375% 9/23/2025	93,000	90,041
Freddie Mac Non Gold Pool 1.5% 2/12/2025	120,000	119,285
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	147,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,229,167)		2,134,061

U.S. Treasury Obligations - 45.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	487,917
US Treasury Bonds 1.25% 5/15/2050	1.47 to 1.86	1,092,000	558,242
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	391,105
US Treasury Bonds 1.375% 8/15/2050	1.50 to 1.93	949,000	499,634
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,136,000	639,044
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	861,759
US Treasury Bonds 1.875% 11/15/2051	1.89 to 3.21	1,189,000	708,291
US Treasury Bonds 1.875% 2/15/2041	2.14 to 2.25	1,509,000	1,065,201
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	57,596
US Treasury Bonds 2% 11/15/2041	1.88 to 3.34	1,046,000	740,413
US Treasury Bonds 2% 2/15/2050	1.71	45,000	28,020
US Treasury Bonds 2% 8/15/2051	2.04	579,000	357,035
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	65,332
US Treasury Bonds 2.25% 5/15/2041	1.96 to 3.29	2,291,000	1,711,717
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	4,108
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	22,526
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	680
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,235,783
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	568,778
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	64,382
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	59,844
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,146
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	17,136
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	32,385
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	9,069
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,839,701
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	73,981
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,595
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,351
US Treasury Bonds 3% 2/15/2048	3.02	4,000	3,116
US Treasury Bonds 3% 2/15/2049	3.09	20,000	15,505
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,711
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	96,427
US Treasury Bonds 3% 5/15/2047	2.95	17,000	13,310
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	21,757
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,742,760
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	63,539
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	103,867
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	45,362
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	194,621
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	568,601
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	26,569
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	168,810
US Treasury Bonds 3.375% 8/15/2042	4.43	390,000	338,477
US Treasury Bonds 3.625% 2/15/2053	3.67 to 3.96	400,000	348,594
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	87,234
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	41,861
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	35,290
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	44,379
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,151,166
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	601,463
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,923
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,815,600
US Treasury Bonds 4% 11/15/2052	3.92 to 3.97	645,000	601,387
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.70	4,010,000	3,817,019
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,431,035
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,925,593
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,980,000	2,914,347
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	24,110
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	45,190
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,542,292
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.60	860,000	878,006
US Treasury Bonds 4.5% 2/15/2036	3.21	1,000	1,035
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,050,000	3,058,102
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	46,129
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.51	510,000	520,439
US Treasury Bonds 4.625% 5/15/2044	4.18 to 4.71	2,300,000	2,342,766
US Treasury Bonds 4.625% 5/15/2054	4.07 to 4.63	1,700,000	1,767,203
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,614,008
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,768
US Treasury Notes 0.25% 9/30/2025	0.32 to 0.33	1,104,000	1,067,033
US Treasury Notes 0.375% 1/31/2026	0.89	781,000	746,099
US Treasury Notes 0.375% 11/30/2025	0.37 to 0.44	1,261,000	1,212,264
US Treasury Notes 0.375% 12/31/2025	0.42	497,000	476,324
US Treasury Notes 0.375% 4/30/2025	0.27 to 0.34	1,070,000	1,052,387
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,130,903
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	57,698
US Treasury Notes 0.5% 5/31/2027	0.44 to 0.70	1,548,000	1,415,271
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,432,494
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	280,164
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	459,313
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	304,134
US Treasury Notes 0.625% 3/31/2027	0.38 to 0.60	808,000	745,538
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	62,329
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	168,085
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	236,864
US Treasury Notes 0.75% 4/30/2026	0.81	1,041,000	991,105
US Treasury Notes 0.75% 8/31/2026	1.23 to 1.24	595,000	560,509
US Treasury Notes 0.875% 6/30/2026	0.79	430,000	407,996
US Treasury Notes 0.875% 9/30/2026	1.12 to 1.19	1,510,000	1,421,995
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,790
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,679
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	935
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	909
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	8,968
US Treasury Notes 1.25% 12/31/2026	2.17	225,000	212,027
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	11,845
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	599,021
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	237,151
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	215,577
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,496
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	369,785
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	893,673
US Treasury Notes 1.375% 8/31/2026	0.54 to 1.64	695,000	662,015
US Treasury Notes 1.5% 1/31/2027	3.03	173,000	163,499
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,151,601
US Treasury Notes 1.5% 8/15/2026	2.85 to 2.96	574,000	548,529
US Treasury Notes 1.625% 10/31/2026	1.70 to 1.82	215,000	204,989
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	157,754
US Treasury Notes 1.625% 9/30/2026	0.40	93,000	88,822
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	423,313
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	152,200
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	22,846
US Treasury Notes 1.875% 6/30/2026	1.70	88,000	84,858
US Treasury Notes 1.875% 7/31/2026	1.42 to 1.61	238,000	229,084
US Treasury Notes 2% 11/15/2026	2.85	110,000	105,527
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	94,832
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	128,650
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	33,340
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,098
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	14,893
US Treasury Notes 2.625% 12/31/2025	2.55	5,000	4,910
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	53,763
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.07	670,000	646,027
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	689,292
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	471,955
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,056,803
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	395,738
US Treasury Notes 2.875% 11/30/2025	2.67	31,000	30,553
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	310,093
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	243,396
US Treasury Notes 2.875% 5/31/2025	2.86	10,000	9,924
US Treasury Notes 2.875% 6/15/2025	2.87 to 3.02	100,000	99,214
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	58,408
US Treasury Notes 3% 10/31/2025	2.60	74,000	73,091
US Treasury Notes 3.125% 11/15/2028	1.80 to 1.83	155,000	149,478
US Treasury Notes 3.125% 8/15/2025	3.49 to 3.60	225,000	222,974
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,206,163
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	886,013
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	655,736
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	617,275
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	414,975
US Treasury Notes 3.375% 9/15/2027	3.44 to 3.92	6,190,000	6,070,069
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	874,723
US Treasury Notes 3.5% 2/15/2033	3.64 to 3.97	1,220,000	1,163,384
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,019,607
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	757,148
US Treasury Notes 3.5% 9/15/2025	4.15 to 4.27	780,000	774,680
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.91	1,290,000	1,256,641
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,014,188
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	175,859
US Treasury Notes 3.625% 5/15/2026	4.21 to 4.53	1,480,000	1,466,881
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	541,191
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,087,887
US Treasury Notes 3.625% 9/30/2031	3.65 to 3.98	1,390,000	1,348,300
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	828,483
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,244,699
US Treasury Notes 3.75% 4/15/2026	3.74	1,720,000	1,707,973
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,492,806
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	137,479
US Treasury Notes 3.75% 8/15/2027	3.75 to 3.79	4,340,000	4,298,126
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	840,549
US Treasury Notes 3.875% 1/15/2026	3.88 to 4.55	3,440,000	3,423,606
US Treasury Notes 3.875% 10/15/2027	4.08 to 4.16	3,660,000	3,635,695
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	4,966
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,831,066
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	446,871
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	831,141
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,026,252
US Treasury Notes 3.875% 8/15/2034	3.78 to 4.28	2,100,000	2,046,352
US Treasury Notes 4% 1/15/2027	4.01 to 4.16	1,770,000	1,763,708
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,951,272
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,668,384
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,698,144
US Treasury Notes 4% 12/15/2025	3.90 to 3.91	1,305,000	1,300,341
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,285,019
US Treasury Notes 4% 2/28/2030	3.49 to 3.69	610,000	606,879
US Treasury Notes 4% 2/29/2028	3.53	720,000	717,244
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	676,016
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,765,689
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,582,345
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,340,000	3,338,434
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.27	2,960,000	2,960,925
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,383,052
US Treasury Notes 4.125% 11/30/2029	4.08	1,410,000	1,410,330
US Treasury Notes 4.125% 2/15/2027	4.26 to 4.46	2,210,000	2,207,583
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,510,590
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,499,414
US Treasury Notes 4.125% 6/15/2026	4.29 to 4.50	1,290,000	1,287,480
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,180,046
US Treasury Notes 4.125% 7/31/2031	3.68 to 4.10	4,540,000	4,537,219
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,789,930
US Treasury Notes 4.125% 9/30/2027	3.94 to 4.28	1,175,000	1,175,138
US Treasury Notes 4.25% 1/31/2026	4.22	140,000	139,863
US Treasury Notes 4.25% 10/15/2025	4.17 to 4.50	2,235,000	2,232,294
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.30	1,800,000	1,808,156
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,357,066
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	2,930,000	2,948,885
US Treasury Notes 4.25% 3/15/2027	4.40 to 4.61	3,240,000	3,246,202
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,147,098
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	300,000	302,016
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	292,741
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	1,970,000	1,995,779
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.13	2,210,000	2,217,770
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.49	2,070,000	2,098,139
US Treasury Notes 4.375% 7/15/2027	3.71 to 4.20	3,430,000	3,449,832
US Treasury Notes 4.375% 8/15/2026	4.55 to 4.70	1,140,000	1,142,761
US Treasury Notes 4.5% 11/15/2025	4.22	60,000	60,067
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,700,534
US Treasury Notes 4.5% 3/31/2026	4.67 to 5.00	980,000	982,527
US Treasury Notes 4.5% 4/15/2027	4.87	1,170,000	1,178,958
US Treasury Notes 4.5% 5/15/2027	4.67	1,530,000	1,542,252
US Treasury Notes 4.5% 7/15/2026	4.37 to 4.68	1,430,000	1,435,642
US Treasury Notes 4.625% 10/15/2026	4.90	590,000	594,356
US Treasury Notes 4.625% 11/15/2026	4.32 to 4.78	4,620,000	4,656,094
US Treasury Notes 4.625% 2/28/2026	4.64	1,270,000	1,274,564
US Treasury Notes 4.625% 3/15/2026	3.58 to 4.57	2,660,000	2,670,495
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	602,192
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	770,684
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,877,438
US Treasury Notes 4.625% 6/15/2027	4.40 to 4.52	3,250,000	3,288,086
US Treasury Notes 4.625% 9/15/2026	4.75 to 4.79	2,680,000	2,698,216
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	1,030,000	1,048,105
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	994,970
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,608,461
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	831,250
US Treasury Notes 5% 10/31/2025	5.01	480,000	482,520
US Treasury Notes 5% 9/30/2025	4.96 to 5.05	100,000	100,456
TOTAL U.S. TREASURY OBLIGATIONS (Cost $227,193,237)			220,000,407

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $9,449,079)	4.64	9,447,190	9,449,079

TOTAL INVESTMENT IN SECURITIES - 104.9% (Cost $538,513,175)	512,867,720
NET OTHER ASSETS (LIABILITIES) - (4.9)%	(24,571,453)
NET ASSETS - 100.0%	488,296,267

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(50,000)	(41,109)
Ginnie Mae II Pool 3% 12/1/2054	(150,000)	(132,984)
Ginnie Mae II Pool 3.5% 12/1/2054	(375,000)	(342,803)
Ginnie Mae II Pool 5.5% 12/1/2054	(650,000)	(650,863)
Ginnie Mae II Pool 6% 12/1/2054	(1,525,000)	(1,540,965)
Ginnie Mae II Pool 6.5% 12/1/2054	(1,200,000)	(1,220,063)
Uniform Mortgage Backed Securities 2% 12/1/2054	(2,275,000)	(1,823,910)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(200,000)	(167,438)
Uniform Mortgage Backed Securities 3% 12/1/2054	(50,000)	(43,566)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(50,000)	(45,309)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(125,000)	(120,059)
Uniform Mortgage Backed Securities 5% 12/1/2054	(150,000)	(147,176)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(275,000)	(274,613)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(775,000)	(793,527)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,344,385)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,284,663)		(7,344,385)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $776,612 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,503,522	29,774,498	28,828,941	67,770	-	-	9,449,079	0.0%
Total	8,503,522	29,774,498	28,828,941	67,770	-	-	9,449,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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